UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10321
                                   ------------


                            AXP PARTNERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                     AXP(R) PARTNERS AGGRESSIVE GROWTH FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Partners Aggressive Growth Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.5%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (2.6%)
Precision Castparts                             1,480                 $111,385
Rockwell Automation                            17,152                1,065,997
Rockwell Collins                                6,206                  285,786
Total                                                                1,463,168

Airlines (0.5%)
Southwest Airlines                             18,290                  253,317

Automotive & related (0.3%)
CarMax                                          4,366(b)               144,078

Banks and savings & loans (1.5%)
City Natl                                       1,550                  106,098
Northern Trust                                  4,560                  192,660
Silicon Valley Bancshares                       2,900(b)               127,078
Sovereign Bancorp                               8,740                  200,495
UCBH Holdings                                   4,580                  189,566
Total                                                                  815,897

Beverages & tobacco (0.6%)
Constellation Brands Cl A                       3,510(b)               187,890
Fortune Brands                                  2,090                  169,290
Total                                                                  357,180

Broker dealers (1.0%)
Affiliated Managers Group                       2,880(b)               186,509
AG Edwards                                      3,016                  130,020
Bear Stearns Companies                          1,120                  111,440
Legg Mason                                      1,700                  137,088
Total                                                                  565,057

Cellular telecommunications (3.1%)
Alamosa Holdings                               42,121(b)               536,622
NII Holdings                                   21,090(b)             1,206,769
Total                                                                1,743,391

Chemicals (1.5%)
Huntsman                                        7,440(b)               212,486
Immucor                                         6,221(b)               184,795
Lyondell Chemical                               8,490                  287,387
Praxair                                         3,100                  138,973
Total                                                                  823,641

Computer hardware (2.7%)
Apple Computer                                 30,454(b)             1,366,166
Engineered Support Systems                      2,206                  121,948
Total                                                                1,488,114

Computer software & services (11.5%)
Avid Technology                                 4,540(b)               303,726
CheckFree                                       6,890(b)               265,541
Citrix Systems                                 14,470(b)               325,575
CNET Networks                                  17,070(b)               154,484
Cognizant Technology Solutions Cl A            18,667(b)               881,641
Cognos                                          5,859(b,c)             251,410
Comverse Technology                            17,894(b)               415,320
F5 Networks                                    10,314(b)               568,198
Global Payments                                 3,470                  192,654
Infosys Technologies ADR                        6,758(c)               515,298
Ixia                                            5,200(b)                93,652
Macromedia                                      8,420(b)               285,354
McAfee                                          5,264(b)               121,756
Mercury Interactive                             5,350(b)               245,458
NCR                                             3,654(b)               142,469
Open Text                                       6,573(b,c)             127,122
Openwave Systems                                8,110(b)               103,484
QLogic                                          8,605(b)               346,695
Resources Connection                              730(b)                36,325
SEI Investments                                 4,680                  172,973
TIBCO Software                                 59,563(b)               581,334
VeriSign                                       11,830(b)               324,379
Total                                                                6,454,848

Electronics (5.3%)
Altera                                         20,470(b)               424,547
Benchmark Electronics                           6,230(b)               202,600
Cymer                                           9,990(b)               288,761
Integrated Device Technology                   12,380(b)               154,874
KLA-Tencor                                      7,300(b)               360,693
Lam Research                                   12,370(b)               388,913
Marvell Technology Group                        9,960(b,c)             364,436
Natl Semiconductor                              8,640                  172,368
Novellus Systems                                5,740(b)               169,531
PMC-Sierra                                     31,730(b)               315,714
Sigmatel                                        3,118(b)               129,989
Total                                                                2,972,426

Energy (1.5%)
Valero Energy                                   7,309                  520,693
XTO Energy                                      7,380                  335,938
Total                                                                  856,631

Energy equipment & services (5.2%)
Diamond Offshore Drilling                      12,851                  636,125
ENSCO Intl                                      7,772                  313,056
GlobalSantaFe                                   3,509                  131,588
Grant Prideco                                   9,330(b)               225,413
Natl Oilwell Varco                             16,860(b)               764,431
Noble                                           5,470                  312,173
Range Resources                                 5,550                  140,082
Tenaris ADR                                     2,364(c)               155,433
Transocean                                      2,871(b)               139,186
Ultra Petroleum                                 1,880(b)               105,938
Total                                                                2,923,425

Engineering & construction (0.8%)
Jacobs Engineering Group                        7,773(b)               435,133

Financial services (1.4%)
Alliance Data Systems                           6,630(b)               261,554
Chicago Mercantile Exchange Holdings              623                  128,724

See accompanying notes to investments in securities.
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1 -- AXP PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                        Shares                  Value(a)

Financial services (cont.)
Doral Financial                                 2,570(c)              $101,926
T Rowe Price Group                              5,100                  313,089
Total                                                                  805,293

Food (1.6%)
General Mills                                  11,696                  612,520
Hershey Foods                                   4,386                  276,318
Total                                                                  888,838

Furniture & appliances (0.5%)
Tempur-Pedic Intl                              14,850(b)               284,378

Health care products (10.6%)
Advanced Medical Optics                         6,714(b)               254,796
American Medical Systems Holdings               3,550(b)               140,580
American Pharmaceutical Partners               11,602(b)               606,320
Bausch & Lomb                                   3,650                  258,384
Biomet                                          7,800                  329,316
Bone Care Intl                                  4,611(b)               124,774
Cooper Companies                               12,753                1,050,209
CR Bard                                         5,570                  370,405
Dade Behring Holdings                           2,320(b)               145,487
Genzyme                                         5,770(b)               323,639
INAMED                                          4,960(b)               338,173
Intuitive Surgical                              4,539(b)               214,014
Kinetic Concepts                                2,160(b)               140,897
Laboratory Corp of America Holdings             3,740(b)               179,109
Medco Health Solutions                          4,720(b)               209,662
Medicines                                       3,920(b)                91,336
MGI Pharma                                      4,620(b)               105,798
Mine Safety Appliances                          2,543                  118,275
Patterson Companies                             4,060(b)               201,457
Sepracor                                        4,110(b)               264,972
Waters                                          9,634(b)               470,620
Total                                                                5,938,223

Health care services (7.6%)
Aetna                                           5,746                  839,030
Caremark Rx                                    18,292(b)               700,218
Centene                                         8,325(b)               277,722
Community Health Systems                        4,370(b)               141,457
Covance                                         6,679(b)               291,939
Fisher Scientific Intl                          6,290(b)               381,489
Humana                                          3,713(b)               123,532
Manor Care                                      3,540                  120,608
PacifiCare Health Systems                      13,334(b)               846,441
WellPoint                                       4,370(b)               533,402
Total                                                                4,255,838

Home building (0.9%)
DR Horton                                       4,600                  201,296
KB HOME                                         1,131                  141,149
Pulte Homes                                     1,910                  149,018
Total                                                                  491,463

Household products (0.4%)
Clorox                                          3,980                  238,959

Industrial transportation (2.9%)
Burlington Northern Santa Fe                    7,167                  360,285
Canadian Natl Railway                           4,561(c)               282,508
Expeditors Intl of Washington                   3,540                  196,505
Yellow Roadway                                 14,023(b)               809,829
Total                                                                1,649,127

Insurance (1.3%)
AMERIGROUP                                     18,368(b)               732,148

Leisure time & entertainment (4.2%)
Boyd Gaming                                    15,004                  735,346
DreamWorks Animation SKG Cl A                   5,620(b)               204,175
Harman Intl Inds                                1,480                  166,012
WMS Inds                                       22,680(b)               680,173
Wynn Resorts                                    8,078(b)               578,142
Total                                                                2,363,848

Lodging & gaming (5.2%)
Harrah's Entertainment                          2,243                  147,118
Las Vegas Sands                                 7,433(b)               356,041
Marriott Intl Cl A                              7,340                  470,494
MGM Mirage                                      3,610(b)               267,754
Penn Natl Gaming                                6,903(b)               416,665
Scientific Games Cl A                           6,800(b)               174,896
Starwood Hotels & Resorts Worldwide             3,430                  196,333
Station Casinos                                14,163                  863,093
Total                                                                2,892,394

Machinery (1.0%)
Joy Global                                      9,360                  343,980
Roper Inds                                      3,420                  220,932
Total                                                                  564,912

Media (1.9%)
Monster Worldwide                               9,980(b)               287,923
Shaw Group                                     31,944(b)               664,436
Sirius Satellite Radio                         20,720(b)               115,410
Total                                                                1,067,769

Metals (2.7%)
AK Steel Holding                               11,080(b)               194,454
Allegheny Technologies                         20,503                  504,579
Companhia Vale do Rio Doce ADR                 18,515(c)               648,025
Peabody Energy                                  1,530                  148,563
Total                                                                1,495,621

Miscellaneous (0.2%)
Cogent                                          5,680(b)               138,365

Multi-industry (4.0%)
AMETEK                                          4,510                  172,913
Monsanto                                        8,498                  499,512
Pentair                                        21,264                  881,181
Robert Half Intl                                8,490                  247,653
Textron                                         5,902                  456,520
Total                                                                2,257,779

Real estate investment trust (0.3%)
Host Marriott                                  11,050                  176,579

Restaurants (1.4%)
Brinker Intl                                    3,408(b)               129,027
Panera Bread Cl A                               2,610(b)               139,531
PF Chang's China Bistro                         1,900(b)               104,139
Yum! Brands                                     7,940                  387,313
Total                                                                  760,010

Retail -- general (5.6%)
Abercrombie & Fitch Cl A                        2,335                  125,390
American Eagle Outfitters                      10,482                  567,390
Bed Bath & Beyond                               9,860(b)               369,947
CDW                                             5,660                  325,280
Finish Line Cl A                                6,540                  133,808
Linens `N Things                               15,764(b)               423,893
Nordstrom                                       2,580                  138,701
Overstock.com                                   3,290(b)               176,657
Ross Stores                                     7,033                  196,924
Tractor Supply                                  3,363(b)               143,230
Whole Foods Market                              2,220                  228,260
Williams-Sonoma                                 8,950(b)               310,476
Total                                                                3,139,956

Telecom equipment & services (0.4%)
AudioCodes                                      6,496(b,c)              82,564
Harmonic                                       11,007(b)               120,527
Total                                                                  203,091

Textiles & apparel (2.5%)
Chico's FAS                                    15,080(b)               444,106
Coach                                           8,260(b)               458,678
Urban Outfitters                               11,969(b)               497,791
Total                                                                1,400,575

Utilities -- electric (2.2%)
AES                                            15,521(b)               259,822
TXU                                            12,721                  969,976
Total                                                                1,229,798

Utilities -- natural gas (0.3%)
Questar                                         2,680                  142,094

Utilities -- telephone (0.3%)
Amdocs                                          6,610(b,c)             194,004

Total common stocks
(Cost: $47,235,966)                                                $54,607,368

Short-term security (2.0%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper
BNP Paribas North America
  03-01-05                2.60%            $1,100,000               $1,099,921

Total short-term security
(Cost: $1,100,000)                                                  $1,099,921

Total investments in securities
(Cost: $48,335,966)(d)                                             $55,707,289

See accompanying notes to investments in securities.

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2 -- AXP PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2005, the value of foreign securities represented 4.9% of net assets.

(d) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $48,336,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $7,908,000
      Unrealized depreciation                                         (537,000)
                                                                      --------
      Net unrealized appreciation                                   $7,371,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6260-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                      FOR
                     AXP(R) PARTNERS FUNDAMENTAL VALUE FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Partners Fundamental Value Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (93.0%)
Issuer                                         Shares                 Value(a)

Banks and savings & loans (9.2%)
Fifth Third Bancorp                           238,700              $10,686,599
Golden West Financial                         472,300               29,230,647
Lloyds TSB Group ADR                          216,300(c)             8,241,030
State Street                                   42,600                1,868,010
Takefuji                                       84,310(c)             5,999,970
Wells Fargo & Co                              477,200               28,336,136
Total                                                               84,362,392

Beverages & tobacco (7.4%)
Altria Group                                  718,000               47,136,700
Diageo ADR                                    227,600(c)            13,034,652
Heineken Holding Cl A                         231,850(c)             7,152,927
Total                                                               67,324,279

Broker dealers (4.5%)
JPMorgan Chase & Co                           917,840               33,547,052
Morgan Stanley                                133,300                7,527,451
Total                                                               41,074,503

Building materials & construction (0.7%)
Martin Marietta Materials                     116,700                6,731,256

Cable (3.5%)
Comcast Special Cl A                          997,100(b)            31,767,606

Computer hardware (2.1%)
Hewlett-Packard                               234,000                4,867,200
Lexmark Intl Cl A                             176,400(b)            14,134,932
Total                                                               19,002,132

Computer software & services (1.0%)
Microsoft                                     352,000                8,863,360

Energy (9.5%)
ConocoPhillips                                234,958               26,054,493
Devon Energy                                  447,600               20,943,204
EOG Resources                                 191,900               17,485,928
Occidental Petroleum                          313,100               22,001,537
Total                                                               86,485,162

Energy equipment & services (0.8%)
Transocean                                    144,500(b)             7,005,360

Finance companies (3.1%)
Citigroup                                     601,700               28,713,124

Financial services (7.3%)
H&R Block                                     329,300               17,551,690
HSBC Holdings ADR                             412,946(c)            34,476,862
Moody's                                       124,900               10,480,359
Providian Financial                           250,200(b)             4,290,930
Total                                                               66,799,841

Food (1.1%)
Hershey Foods                                 159,700               10,061,100

Health care products (1.4%)
Eli Lilly & Co                                153,300                8,584,800
Novartis                                       79,100(c)             3,958,061
Total                                                               12,542,861

Health care services (2.8%)
Cardinal Health                               200,600               11,745,130
HCA                                           299,100               14,120,511
Total                                                               25,865,641

Household products (--%)
Hunter Douglas                                  2,700(c)               144,761

Industrial services (1.2%)
Iron Mountain                                 416,400(b)            11,263,620

Industrial transportation (0.8%)
United Parcel Service Cl B                     93,600                7,253,064

Insurance (17.9%)
American Intl Group                           634,500               42,384,599
Aon                                           269,500                6,605,445
Berkshire Hathaway Cl B                        13,718(b)            41,359,770
Chubb                                          36,300                2,871,693
Loews                                         237,400               16,921,872
Markel                                          2,500(b)               893,750
Marsh & McLennan
  Companies                                   298,200                9,736,230
Principal Financial Group                      85,000                3,316,700
Progressive                                   320,300               27,898,130
Sun Life Financial                             52,300(c)             1,660,525
Transatlantic Holdings                        169,525               11,375,128
Total                                                              165,023,842

Media (3.3%)
Dun & Bradstreet                              102,900(b)             6,324,234
Gannett                                        61,300                4,827,375
IAC/InterActiveCorp                           182,700(b)             4,110,750
Lagardere S.C.A.                              149,400(c)            11,691,193
WPP Group ADR                                  57,800(c)             3,323,500
Total                                                               30,277,052

Multi-industry (6.0%)
China Merchants Holdings Intl                   4,100(c)                 8,622
Rentokil Initial                            1,198,600(c)             3,651,382
Tyco Intl                                   1,327,944(c)            44,459,565
Vulcan Materials                              116,400                6,734,904
Total                                                               54,854,473

Paper & packaging (2.9%)
Sealed Air                                    500,300(b)            26,150,681

Real estate investment trust (1.7%)
CenterPoint Properties Trust                  363,100               15,889,256

Retail -- general (3.9%)
AutoZone                                       78,200(b)             7,577,580
Costco Wholesale                              608,400               28,345,356
Total                                                               35,922,936

See accompanying notes to investments in securities.

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1 -- AXP PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Telecom equipment & services (0.8%)
Nokia ADR                                     171,900(c)            $2,774,466
SK Telecom ADR                                198,000(c,d)           4,217,400
Total                                                                6,991,866

Total common stocks
(Cost: $699,249,912)                                              $850,370,168

Short-term securities (8.3%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial paper
BNP Paribas North America
  03-01-05                2.60%           $19,600,000              $19,598,584
Chariot Funding LLC
  03-21-05                2.53             10,000,000                9,985,242
Delaware Funding LLC
  03-16-05                2.53              5,000,000                4,994,378
Falcon Asset Securitization
  03-28-05                2.61             10,000,000                9,979,778
Nordea Bank
  04-18-05                2.65             10,000,000                9,964,066
Park Avenue Receivables
  03-01-05                2.53             11,000,000               10,999,227
Windmill Funding
  04-11-05                2.65             10,000,000                9,969,200

Total short-term securities
(Cost: $75,495,907)                                                $75,490,475

Total investments in securities
(Cost: $774,745,819)(f)                                           $925,860,643

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2005, the value of foreign securities represented 15.8% of net assets.

(d)   At Feb. 28, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. 8.0% of net assets is the Fund's cash equivalent position.

(f) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $774,746,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $159,297,000
      Unrealized depreciation                                       (8,182,000)
                                                                    ----------
      Net unrealized appreciation                                 $151,115,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6236-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                           AXP(R) PARTNERS GROWTH FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Partners Growth Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.5%)
Issuer                                         Shares                 Value(a)

Banks and savings & loans (0.3%)
Golden West Financial                           3,610                 $223,423

Beverages & tobacco (3.3%)
Coca-Cola                                      26,275                1,124,570
PepsiCo                                        22,950                1,236,087
Total                                                                2,360,657

Broker dealers (1.4%)
Bear Stearns Companies                            150                   14,925
Charles Schwab                                 71,650                  752,324
JPMorgan Chase & Co                             4,770                  174,344
Morgan Stanley                                    450                   25,412
Total                                                                  967,005

Cable (1.2%)
Comcast Special Cl A                           20,750(b)               661,095
EchoStar
  Communications Cl A                           7,810                  232,348
Total                                                                  893,443

Computer hardware (6.9%)
Cisco Systems                                  76,570(b)             1,333,849
Dell                                           68,380(b)             2,741,355
EMC                                            45,820(b)               580,081
Ultra Clean Holdings                           49,500(b)               319,770
Total                                                                4,975,055

Computer software & services (9.6%)
BEA Systems                                     2,200(b)                18,260
CheckFree                                       8,200(b)               316,028
Electronic Arts                                 3,120(b)               201,209
First Data                                     28,240                1,158,405
Fiserv                                         20,850(b)               791,049
Google Cl A                                     6,210(b)             1,167,418
Microsoft                                     117,850                2,967,463
Sabre Holdings Cl A                            10,880                  229,350
Total                                                                6,849,182

Electronics (10.1%)
Altera                                         22,500(b)               466,650
Applied Materials                              40,500(b)               708,750
Broadcom Cl A                                  28,800(b)               928,800
Entegris                                       53,500(b)               516,810
Intel                                          55,380                1,328,011
Linear Technology                              16,500                  644,490
Maxim Integrated Products                      22,100                  950,742
Natl Semiconductor                             29,350                  585,533
Symbol Technologies                            33,050                  585,977
Texas Instruments                              19,600                  518,812
Total                                                                7,234,575

Energy equipment & services (2.3%)
ENSCO Intl                                     18,700                  753,236
Halliburton                                    20,650                  907,981
Total                                                                1,661,217

Finance companies (1.1%)
Citigroup                                      16,700                  796,924

Financial services (5.3%)
Fannie Mae                                     23,150                1,353,349
Freddie Mac                                    20,930                1,297,660
MBNA                                           25,270                  641,100
Moody's                                         5,870                  492,552
Total                                                                3,784,661

Food (0.9%)
WM Wrigley Jr                                   9,770                  650,291

Health care products (13.1%)
Amgen                                          31,720(b)             1,954,269
Boston Scientific                              20,100(b)               656,466
Chiron                                         15,150(b)               539,037
Eli Lilly & Co                                  6,240                  349,440
Genzyme                                         9,400(b)               527,246
Johnson & Johnson                              14,250                  934,800
Medco Health Solutions                          8,910(b)               395,782
Medtronic                                      11,470                  597,816
Pfizer                                         74,680                1,963,337
Stryker                                         3,490                  173,313
Wyeth                                          20,050                  818,441
Zimmer Holdings                                 5,790(b)               497,361
Total                                                                9,407,308

Health care services (2.0%)
Caremark Rx                                    35,770(b)             1,369,276
Cyberonics                                      2,300(b)                86,227
Total                                                                1,455,503

Household products (1.5%)
Avon Products                                  16,900                  722,813
Procter & Gamble                                6,500                  345,085
Total                                                                1,067,898

Insurance (1.9%)
American Intl Group                            16,700                1,115,560
Willis Group Holdings                           6,010(c)               237,696
Total                                                                1,353,256

Leisure time & entertainment (3.9%)
Carnival                                        5,310                  288,758
Cendant                                        47,550                1,051,806
Viacom Cl B                                    42,200                1,472,780
Total                                                                2,813,344

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1   --   AXP PARTNERS GROWTH FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Lodging & gaming (3.8%)
Harrah's Entertainment                         25,550               $1,675,825
Marriott Intl Cl A                             10,770                  690,357
Starwood Hotels &
  Resorts Worldwide                             5,660                  323,978
Total                                                                2,690,160

Media (10.1%)
Clear Channel Communications                   22,150                  737,152
eBay                                           21,920(b)               939,053
Gannett                                         2,580                  203,175
Lamar Advertising Cl A                          7,260(b)               285,245
Liberty Media Cl A                             23,360(b)               236,870
McGraw-Hill Companies                          12,770                1,172,924
Time Warner                                    66,100(b)             1,138,903
Univision Communications
  Cl A                                         27,930(b)               737,073
Valassis Communications                         8,700(b)               325,467
Walt Disney                                    13,000                  363,220
Yahoo!                                         34,110(b)             1,100,730
Total                                                                7,239,812

Multi-industry (3.8%)
Accenture Cl A                                 11,050(b,c)             282,328
Emerson Electric                                9,450                  626,724
General Electric                               36,000                1,267,199
Tyco Intl                                      15,260(c)               510,905
Total                                                                2,687,156

Restaurants (1.9%)
McDonald's                                     40,300                1,333,124

Retail -- general (7.8%)
Family Dollar Stores                           13,800                  454,296
Home Depot                                     14,200                  568,284
Lowe's Companies                               16,260                  955,763
Target                                         23,280                1,183,090
Wal-Mart Stores                                46,700                2,410,186
Total                                                                5,571,619

Telecom equipment & services (4.3%)
Avaya                                          60,550(b)               847,700
Crown Castle Intl                              23,300(b)               380,722
QUALCOMM                                       51,030                1,842,693
Total                                                                3,071,115

Total common stocks
(Cost: $67,613,089)                                                $69,086,728

Short-term securities (3.9%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial paper
Alpine Securitization
  03-01-05                2.60%            $1,100,000               $1,099,921
Morgan Stanley & Co
  03-01-05                2.60              1,700,000                1,699,877

Total short-term securities
(Cost: $2,800,000)                                                  $2,799,798

Total investments in securities
(Cost: $70,413,089)(d)                                             $71,886,526

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2005, the value of foreign securities represented 1.4% of net assets.

(d) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $70,413,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 3,282,000
      Unrealized depreciation                                       (1,808,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 1,474,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2   --   AXP PARTNERS GROWTH FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6261-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                        AXP(R) PARTNERS SELECT VALUE FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Partners Select Value Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.7%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (3.3%)
Curtiss-Wright Cl B                            94,000               $5,125,820
Empresa Brasileira
  de Aeronautica ADR                           29,000(c)               979,040
Fairchild Cl A                                252,800(b)               836,768
Honeywell Intl                                290,000               11,011,300
Northrop Grumman                               13,500                  714,150
Precision Castparts                            50,001                3,763,075
Sequa Cl A                                     15,000(b)               869,400
Sequa Cl B                                     25,000(b)             1,468,750
Titan                                          50,000(b)               830,000
Total                                                               25,598,303

Automotive & related (4.7%)
Autoliv                                         2,000(c)                99,880
AutoNation                                    300,000(b)             5,859,000
BorgWarner                                     40,000                2,110,000
DaimlerChrysler                                25,000(c)             1,152,500
Dana                                          516,100                7,442,162
GenCorp                                       165,000                3,080,550
Genuine Parts                                 150,000                6,492,000
Johnson Controls                               10,000                  591,000
Midas                                          70,000(b)             1,497,300
Modine Mfg                                    120,000                3,906,000
Navistar Intl                                  75,000(b)             2,959,500
PACCAR                                          6,000                  451,560
Raytech                                        26,000                   47,320
TRW Automotive Holdings                        10,000(b)               202,100
Total                                                               35,890,872

Banks and savings & loans (1.9%)
Bank of America                                60,000                2,799,000
BB&T                                            7,000                  274,050
Compass Bancshares                             10,000                  454,100
Deutsche Bank                                  42,000(c)             3,691,800
Hibernia Cl A                                  45,500                1,167,985
M&T Bank                                       14,000                1,386,140
Mellon Financial                               22,000                  630,960
Northern Trust                                 12,000                  507,000
PNC Financial Services Group                   25,000                1,316,000
State Street                                    6,000                  263,100
Wilmington Trust                               65,000                2,202,850
Total                                                               14,692,985

Beverages & tobacco (4.2%)
Allied Domecq ADR                             108,000(c)             4,347,000
Anheuser-Busch Companies                       20,000                  949,000
Brown-Forman Cl A                              47,000                2,500,400
Coca-Cola                                     140,000                5,992,000
Diageo ADR                                     90,000(c)             5,154,300
Fomento Economico
  Mexicano ADR                                 69,000(c)             4,168,980
Fortune Brands                                 10,000                  810,000
Gallaher Group ADR                             15,000(c)               901,500
PepsiAmericas                                 100,000                2,275,000
PepsiCo                                        13,000                  700,180
Swedish Match                                 400,000(c)             4,737,812
Total                                                               32,536,172

Broker dealers (0.4%)
Bear Stearns Companies                          7,000                  696,500
BKF Capital Group                               5,000                  206,250
Merrill Lynch & Co                             35,000                2,050,300
Total                                                                2,953,050

Building materials & construction (0.6%)
Southern Energy Homes                           1,500(b)                 8,400
Tredegar                                       20,000                  346,000
Watts Water Technologies Cl A                 130,000                4,322,500
Total                                                                4,676,900

Cable (3.3%)
Cablevision Systems Cl A                      670,000(b)            20,810,200
Comcast Cl A                                   35,000(b)             1,139,250
EchoStar Communications Cl A                  107,500                3,198,125
Total                                                               25,147,575

Cellular telecommunications (1.7%)
O2 ADR                                         74,500(b,c)           1,735,105
Nextel Communications Cl A                     10,000(b)               294,300
Rogers Communications Cl B                    150,000(c)             4,062,000
US Cellular                                   128,300(b)             6,415,000
Western Wireless Cl A                          20,000(b)               786,000
Total                                                               13,292,405

Chemicals (1.3%)
Albemarle                                      20,000                  760,000
Ecolab                                         44,000                1,395,240
Ferro                                         100,000                1,957,000
Givaudan                                          250(c)               168,426
Great Lakes Chemical                           50,000                1,335,000
HB Fuller                                      10,000                  266,400
Hercules                                      200,000(b)             2,868,000
MacDermid                                      20,000                  672,000
Omnova Solutions                               80,000(b)               376,800
Total                                                                9,798,866

Electronics (2.3%)
CTS                                           225,000                2,958,750
Cypress Semiconductor                          40,000(b)               563,200
Magnetek                                       10,000(b)                50,200
Mykrolis                                       25,000(b)               338,000
Texas Instruments                             205,000                5,426,350
Thomas & Betts                                255,100(b)             7,928,508
Total                                                               17,265,008

Energy (5.1%)
BP ADR                                         22,000(c)             1,428,240
Burlington Resources                           40,000                1,985,200
Cabot Oil & Gas                                29,400                1,646,106
ChevronTexaco                                  85,000                5,276,800
ConocoPhillips                                 75,000                8,316,750
Devon Energy                                   84,000                3,930,360
Exxon Mobil                                   150,000                9,496,500
Kerr-McGee                                     27,000                2,096,820
Royal Dutch Petroleum                          75,000(c)             4,731,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS SELECTVALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Energy (cont.)
Unocal                                          5,000                 $270,500
Total                                                               39,179,026

Energy equipment & services (0.1%)
Transocean                                     12,000(b)               581,760

Engineering & construction (0.1%)
Palm Harbor Homes                              24,800(b)               387,872

Environmental services (2.0%)
Allied Waste Inds                             240,000(b)             1,972,800
Republic Services                             150,000                4,756,500
Waste Management                              300,000                8,772,000
Total                                                               15,501,300

Financial services (0.5%)
H&R Block                                      22,000                1,172,600
T Rowe Price Group                             40,000                2,455,600
Total                                                                3,628,200

Food (8.8%)
Archer-Daniels-Midland                        510,000               12,291,000
Cadbury Schweppes ADR                         100,000(c)             3,967,000
Campbell Soup                                 100,000                2,770,000
Corn Products Intl                            160,000                4,475,200
Del Monte Foods                               320,000(b)             3,388,800
Dreyer's Grand
  Ice Cream Holdings                           75,000                6,050,250
Flowers Foods                                  75,000                2,250,000
General Mills                                 220,000               11,521,400
Groupe Danone ADR                             125,000(c)             2,487,500
Hershey Foods                                  19,000                1,197,000
HJ Heinz                                       90,000                3,387,600
JM Smucker                                     14,000                  688,240
Ralcorp Holdings                               10,000                  465,500
Sensient Technologies                         270,000                5,896,800
Tootsie Roll Inds                              14,832                  444,960
WM Wrigley Jr                                  90,000                5,990,400
Total                                                               67,271,650

Furniture & appliances (0.3%)
Aaron Rents Cl A                                4,500                   84,195
Fedders                                        35,000                  107,800
Thomas Inds                                    45,000                1,803,600
Total                                                                1,995,595

Health care products (3.7%)
Abbott Laboratories                            16,000                  735,840
Bio-Rad Laboratories Cl A                       5,000(b)               244,550
BIOLASE Technology                             44,000(d)               442,640
Bristol-Myers Squibb                          110,000                2,753,300
DENTSPLY Intl                                  15,000                  824,550
Eli Lilly & Co                                 85,000                4,760,000
INAMED                                         50,000(b)             3,409,000
IVAX                                           40,000(b)               639,600
Merck & Co                                     70,000                2,219,000
Orthofix Intl                                  25,000(b,c)           1,009,000
Patterson Companies                            50,000(b)             2,481,000
Pfizer                                        210,000                5,520,900
Sybron Dental Specialties                      60,000(b)             2,143,200
Wyeth                                          20,000                  816,400
Young Innovations                              10,100                  359,459
Zimmer Holdings                                 1,000(b)                85,900
Total                                                               28,444,339

Health care services (1.0%)
Chemed                                         52,000                3,712,800
Henry Schein                                   40,000(b)             2,893,600
Matthews Intl Cl A                             20,000                  695,600
Owens & Minor                                  10,000                  279,100
Total                                                                7,581,100

Home building (1.0%)
Cavalier Homes                                 53,000(b)               285,140
Cavco Inds                                     30,000(b)               804,900
Champion Enterprises                          225,000(b)             2,328,750
Fleetwood Enterprises                         250,000(b)             2,417,500
Nobility Homes                                 10,800                  249,480
Skyline                                        40,000                1,534,000
Total                                                                7,619,770

Household products (2.4%)
Church & Dwight                               120,000                4,244,400
Clorox                                         32,000                1,921,280
Colgate-Palmolive                              11,000                  582,120
Energizer Holdings                             70,000(b)             4,146,100
Procter & Gamble                              123,000                6,530,070
Rayovac                                         2,000(b)                86,000
Weider Nutrition Intl                         110,000(b)               522,500
Total                                                               18,032,470

Industrial transportation (0.3%)
GATX                                           60,000                1,798,800
Norfolk Southern                               11,000                  394,790
Total                                                                2,193,590

Insurance (1.0%)
Alleghany                                      10,000(b)             2,740,000
American Intl Group                            15,000                1,002,000
Argonaut Group                                 15,000(b)               352,350
Fidelity Natl Financial                        18,000                  796,320
Phoenix Companies                              50,000                  641,000
Unitrin                                        40,000                1,875,200
Total                                                                7,406,870

Leisure time & entertainment (2.2%)
Canterbury Park Holding                        55,000                  981,750
Cendant                                        65,000                1,437,800
Churchill Downs                                30,000                1,339,800
Coachmen Inds                                  30,000                  449,700
Dover Motorsports                              70,000                  405,300
Gemstar-TV Guide Intl                         800,000(b)             3,568,000
Magna Entertainment Cl A                       50,000(b,c)             329,000
Six Flags                                     145,000(b)               646,700
Topps                                          55,700                  524,137
Viacom Cl A                                   210,700(d)             7,435,603
Total                                                               17,117,790

Lodging & gaming (3.0%)
Aztar                                         110,000(b)             3,268,100
Dover Downs Gaming
  & Entertainment                              60,000                  759,000
Gaylord Entertainment                         100,000(b)             4,280,000
Hilton Group                                  650,000(c)             3,916,558
Hilton Hotels                                 260,000                5,475,600
Kerzner Intl                                   16,000(b,c)           1,023,040
MGM MIRAGE                                     48,000(b)             3,560,160
Starwood Hotels & Resorts Worldwide            17,000                  973,080
Total                                                               23,255,538

Machinery (3.1%)
Clarcor                                        38,000                2,100,260
CNH Global                                    180,000(c)             3,265,200
Deere & Co                                    177,000               12,586,470
Donaldson                                      24,000                  765,360
Flowserve                                      63,000(b)             1,574,370
Oshkosh Truck                                  38,000                2,836,700
SL Inds                                         8,000(b)               107,200
Thermo Electron                                25,000(b)               686,500
Total                                                               23,922,060

Media (18.5%)
Beasley Broadcast Group Cl A                   80,000(b)             1,384,000
Belo Cl A                                      30,000                  708,000
Cox Radio Cl A                                 25,000(b)               401,500
DIRECTV Group                                  90,000(b)             1,350,900
Emmis Communications Cl A                      35,000(b)               654,500
EW Scripps Cl A                               110,000                5,077,600
Fisher Communications                          55,200(b)             2,829,000
Fox Entertainment Group Cl A                  300,000(b)             9,990,000
Granite Broadcasting                           72,000(b)                25,200
Gray Television                               140,000                2,035,600
Grupo Televisa ADR                             60,000(c)             3,867,000
IAC/InterActiveCorp                            65,000(b)             1,462,500
Journal Communications Cl A                    68,000                1,120,640
Journal Register                               40,000(b)               698,000
Knight-Ridder                                  65,000                4,257,500
Lee Enterprises                                32,000                1,459,200
Liberty                                         3,000                  131,250
Liberty Media Cl A                          1,400,000(b)            14,196,000
Liberty Media Intl Cl A                       120,000(b)             5,187,600
LIN TV Cl A                                   160,000(b)             2,820,800
McClatchy Cl A                                 28,000                2,031,120
McGraw-Hill Companies                          25,000                2,296,250
Media General Cl A                            108,000                6,910,920
New York Times Cl A                           145,000                5,315,700
News Corp Cl A                                600,286                9,988,759
Paxson Communications                         105,000(b)               123,900
PRIMEDIA                                      300,000(b)             1,203,000
Pulitzer                                      153,000                9,743,040
Reader's Digest Assn                          136,896                2,368,301
Salem Communications Cl A                      20,000(b)               462,200
Sinclair Broadcast Group Cl A                 320,000                2,464,000
Thomas Nelson                                  35,000                  766,500
Time Warner                                   770,000(b)            13,267,100
Tribune                                       315,000               12,829,950
Walt Disney                                   400,000               11,176,000
Young Broadcasting Cl A                       130,000(b)             1,162,200
Total                                                              141,765,730

Miscellaneous (0.4%)
Middlesex Water                                27,000                  483,570
Rollins                                        51,000                1,301,520
SJW                                            40,000                1,414,000
Total                                                                3,199,090

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS SELECTVALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Multi-industry (5.4%)
Acuity Brands                                   5,000                 $138,250
AMETEK                                         35,000                1,341,900
Cooper Inds Cl A                              181,000               12,555,970
Crane                                         120,000                3,576,000
Imagistics Intl                                14,000(b)               473,900
ITT Inds                                      110,000                9,674,500
Park-Ohio Holdings                             25,000(b)               670,750
Sony ADR                                       92,000(c)             3,476,680
Tyco Intl                                      13,000(c)               435,240
Vivendi Universal ADR                         285,000(b,c,d)         9,023,100
Total                                                               41,366,290

Paper & packaging (0.7%)
Greif Cl A                                     67,000                4,328,200
Sealed Air                                     10,000(b)               522,700
St. Joe                                         5,000                  363,250
Total                                                                5,214,150

Precious metals (0.7%)
Barrick Gold                                   35,000(c)               871,500
Newmont Mining                                100,000                4,502,000
Total                                                                5,373,500

Restaurants (--%)
Steak n Shake                                   7,000(b)               133,910

Retail -- general (1.2%)
AutoZone                                       10,000(b)               969,000
Costco Wholesale                               10,000                  465,900
CSK Auto                                      175,000(b)             2,782,500
Home Depot                                      4,000                  160,080
Nashua                                         40,000(b)               416,000
Neiman Marcus Group Cl A                       55,000                3,971,000
Neiman Marcus Group Cl B                        7,000                  487,550
Total                                                                9,252,030

Retail -- grocery (0.8%)
Albertson's                                   100,000                2,239,000
Safeway                                       195,000(b)             3,588,000
Total                                                                5,827,000

Telecom equipment & services (0.4%)
Corning                                        80,000(b)               917,600
Motorola                                      105,000                1,644,300
Sycamore Networks                              40,000(b)               143,600
Total                                                                2,705,500

Utilities -- electric (5.9%)
Allegheny Energy                              220,000(b,d)           4,164,600
Aquila                                        400,000(b)             1,428,000
CH Energy Group                                23,500                1,084,525
CMS Energy                                    150,000(b)             1,821,000
DPL                                           110,000                2,802,800
Duquesne Light Holdings                       160,000                2,996,800
Edison Intl                                    85,000                2,760,800
El Paso Electric                              224,000(b)             4,473,280
Energy East                                   160,000                4,115,200
FirstEnergy                                    10,000                  412,400
FPL Group                                      20,000                1,587,000
Great Plains Energy                            25,000                  774,750
Northeast Utilities                           185,000                3,453,950
NSTAR                                          80,000                4,440,000
PG&E                                           34,000(b)             1,196,120
TECO Energy                                    35,000                  556,150
TXU                                             8,000                  610,000
Westar Energy                                  83,000                1,907,340
Xcel Energy                                   310,000                5,493,200
Total                                                               46,077,915

Utilities -- natural gas (0.8%)
El Paso                                       230,000                2,835,900
Kinder Morgan                                   4,000                  320,680
ONEOK                                          45,000                1,318,500
Southwest Gas                                  62,000                1,554,960
Total                                                                6,030,040

Utilities -- telephone (4.8%)
AT&T                                           60,000                1,165,800
BCE                                           100,000(c)             2,344,000
BellSouth                                      40,000                1,032,000
BT Group ADR                                   25,000(c)             1,006,750
CenturyTel                                     60,000                2,018,400
Cincinnati Bell                               490,000(b)             2,156,000
Citizens Communications                        90,000                1,200,600
Commonwealth Telephone
  Enterprises                                 120,000(b)             5,712,000
Qwest Communications Intl                     950,000(b)             3,705,000
Sprint                                        372,500                8,820,800
Telephone & Data Systems                       85,000                7,437,500
Total                                                               36,598,850

Total common stocks
(Cost: $583,470,292)                                              $749,515,071

Short-term securities (3.5%)(e)
Issuer                 Effective               Amount                 Value(a)
                        yield                payable at
                                              maturity
Chariot Funding LLC
  03-21-05                2.53%            $5,000,000               $4,992,621
Citigroup Global Markets Holdings
  03-01-05                2.60             11,800,000               11,799,148
Delaware Funding LLC
  03-16-05                2.53              5,000,000                4,994,378
Windmill Funding
  04-11-05                2.65              5,000,000                4,984,600

Total short-term securities
(Cost: $26,772,668)                                                $26,770,747

Total investments in securities
(Cost: $610,242,960)(f)                                           $776,285,818

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS SELECTVALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2005, the value of foreign securities represented 9.7% of net assets.

(d)   At Feb. 28, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.4% of net assets. 2.1% of net assets is the Fund's cash equivalent position.

(f) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $610,243,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $185,000,000
      Unrealized depreciation                                      (18,957,000)
                                                                   -----------
      Net unrealized appreciation                                 $166,043,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS SELECTVALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6240-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                       AXP(R) PARTNERS SMALL CAP CORE FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Partners Small Cap Core Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.2%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.5%)
Hexcel                                         65,876(b)            $1,095,518
Innovative Solutions & Support                  4,023(b)               120,207
Moog Cl A                                      17,500(b)               780,500
United Defense Inds                            11,451                  626,599
Total                                                                2,622,824

Airlines (1.0%)
AirTran Holdings                               57,500(b)               458,850
AMR                                            70,100(b)               595,148
Frontier Airlines                               3,830(b)                32,364
Mesa Air Group                                  3,254(b)                24,275
Pinnacle Airlines                              21,800(b)               228,682
Republic Airways Holdings                      26,100(b)               324,684
SkyWest Airlines                                6,168                  105,288
Total                                                                1,769,291

Automotive & related (2.1%)
Aftermarket Technology                          3,480(b)                50,495
American Axle & Mfg Holdings                   25,900                  684,278
Cummins                                         7,802                  572,745
Dollar Thrifty Automotive Group                16,700(b)               514,861
DURA Automotive
  Systems Cl A                                  6,921(b)                50,177
LKQ                                             5,200(b)                94,588
Rush Enterprises Cl A                          22,100(b)               352,053
Shiloh Inds                                     3,160(b)                52,045
Tenneco Automotive                             33,708(b)               512,025
Titan Intl                                      3,880                   56,221
TRW Automotive Holdings                        10,905(b)               220,390
Visteon                                        88,700                  595,177
Total                                                                3,755,055

Banks and savings & loans (4.0%)
ACE Cash Express                                5,615(b)               142,060
BancFirst                                         415                   29,253
Bank of Hawaii                                 10,994                  500,447
Brookline Bancorp                              50,515                  766,817
Capital Crossing Bank                           5,386(b)               164,812
Center Financial                                  438                    9,767
City Holding                                    1,425                   44,360
City Natl                                       6,339                  433,905
Columbia Banking System                           982                   23,372
Community Trust Bancorp                           252                    7,515
Corus Bankshares                                3,433                  169,762
Downey Financial                                2,790                  174,794
First BanCorp Puerto Rico                       9,866(c)               464,294
First Citizens BancShares Cl A                    547                   80,841
FirstFed Financial                              3,429(b)               175,222
Flagstar Bancorp                                1,874                   38,511
Hanmi Financial                                14,000                  247,660
IndyMac Bancorp                                19,400                  698,205
Intl Bancshares                                 1,510                   55,070
Oriental Financial Group                        2,530(c)                67,627
Pacific Capital Bancorp                         5,813                  163,055
PrivateBancorp                                  7,600                  247,000
R-G Financial Cl B                             13,078(c)               474,993
Santander BanCorp                                 225(c)                 7,070
Seacost Banking Corp
  of Florida                                   35,600                  704,879
Southwest Bancorp                                 929                   18,069
Texas United Bancshares                         6,900                  131,100
West Coast Bancorp                                452                   11,119
Westcorp                                       23,036                1,042,378
Total                                                                7,093,957

Broker dealers (0.4%)
Affiliated Managers Group                      10,000(b)               647,600

Building materials & construction (2.9%)
Beacon Roofing Supply                          20,500(b)               434,805
Drew Inds                                      19,600(b)               734,412
ElkCorp                                        31,800                1,220,484
Genlyte Group                                   7,589(b)               681,644
MDC Holdings                                      296                   23,568
Texas Inds                                     10,974                  731,966
USG                                            22,148(b)               699,655
Walter Inds                                    14,958                  573,938
Total                                                                5,100,472

Cable (0.6%)
Charter Communications Cl A                   208,000(b)               380,640
LodgeNet Entertainment                         39,822(b)               702,858
Total                                                                1,083,498

Chemicals (2.1%)
Compass Minerals Intl                             813                   20,325
Cytec Inds                                     16,700                  843,851
Ferro                                          32,000                  626,240
Georgia Gulf                                   14,080                  743,565
Minerals Technologies                          12,300                  770,595
NewMarket                                       4,326(b)                82,237
Terra Inds                                     71,978(b)               588,780
Total                                                                3,675,593

Computer hardware (2.1%)
Agilysys                                       20,447                  385,630
IDX Systems                                    28,000(b)               960,680
Ingram Micro Cl A                              86,071(b)             1,542,392
Phoenix Technologies                            1,808(b)                18,008
RadiSys                                        31,200(b)               475,176
Storage Technology                                355(b)                11,289
Tech Data                                       6,347(b)               260,164
Total                                                                3,653,339

Computer software & services (8.6%)
Acxiom                                         77,280                1,738,799
Agile Software                                 54,200(b)               371,812
AMX                                             6,446(b)               144,455
Ansoft                                          1,400(b)                36,680
Autodesk                                        5,877                  174,664
BISYS Group                                    50,300(b)               745,446
BMC Software                                    6,189(b)                92,526
CACI Intl Cl A                                 13,400(b)               723,064
CCC Information
  Services Group                                  403(b)                 8,830

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS SMALL CAP CORE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
CheckFree                                      24,100(b)              $928,814
DocuCorp Intl                                   2,784(b)                24,276
EarthLink                                      64,033(b)               559,008
Emageon                                         3,700(b)                55,130
Embarcadero Technologies                       74,100(b)               500,175
Extreme Networks                              105,900(b)               616,338
Harris Interactive                            145,300(b)               726,500
Hyperion Solutions                             18,700(b)               943,976
Inter-Tel                                       9,099                  250,132
Lionbridge Technologies                        23,900(b)               143,161
MICROS Systems                                    802(b)                26,009
Openwave Systems                               28,300(b)               361,108
Opsware                                        82,200(b)               456,210
Parametric Technology                          98,713(b)               567,600
Progress Software                               7,905(b)               183,001
Red Hat                                        64,200(b)               735,732
SeeBeyond Technology                          132,600(b)               503,880
SM&A                                          150,184(b)             1,201,472
Sybase                                          2,171(b)                40,902
Take-Two Interactive Software                  30,400(b)             1,114,768
TIBCO Software                                    129(b)                 1,259
United Online                                   6,034(b)                65,469
Websense                                       18,100(b)             1,083,285
Total                                                               15,124,481

Electronics (4.7%)
ADE                                             4,189(b)                83,696
Agere Systems Cl A                            600,200(b)               984,328
AMIS Holdings                                   4,173(b)                46,946
Amphenol Cl A                                     599(b)                23,900
Analogic                                       13,502                  579,776
Arrow Electronics                              13,547(b)               364,414
Avnet                                           6,669(b)               129,379
Bel Fuse Cl B                                   1,892                   58,614
Benchmark Electronics                          20,300(b)               660,156
CyberOptics                                     2,364(b)                32,269
Diodes                                          2,164(b)                55,636
Energy Conversion Devices                       2,037(b)                41,494
ESCO Technologies                               2,803(b)               226,566
FuelCell Energy                                54,100(b)               584,280
Gerber Scientific                               8,575(b)                54,966
Kulicke & Soffa Inds                            4,089(b)                26,497
Littelfuse                                      4,187(b)               136,161
LoJack                                            948(b)                12,248
Measurement Specialties                        40,000(b)             1,012,000
MEMC Electronic Materials                      46,142(b)               598,923
ON Semiconductor                              207,000(b)               939,780
PennEngineering & Mfg                           1,622                   29,602
Photronics                                     23,143(b)               429,997
Stoneridge                                      7,924(b)                95,643
SYNNEX                                          1,743(b)                39,357
Universal Electronics                          29,200(b)               496,984
X-Rite                                         39,000                  630,630
Total                                                                8,374,242

Energy (3.1%)
Comstock Resources                             10,800(b)               297,000
Forest Oil                                      3,499(b)               139,960
Giant Inds                                      2,013(b)                63,732
Massey Energy                                  40,200                1,751,916
Newfield Exploration                            1,361(b)               101,054
OPTI Canada                                    47,200(b,c)           1,079,338
Remington Oil & Gas                            11,588(b)               386,112
St. Mary Land & Exploration                     1,657                   84,308
Tesoro                                         14,775(b)               545,641
TETRA Technologies                             31,300(b)               980,003
Total                                                                5,429,064

Energy equipment & services (4.0%)
Cal Dive Intl                                  26,475(b)             1,344,401
Cimarex Energy                                  4,313(b)               175,410
Grey Wolf                                     379,100(b)             2,460,359
Holly                                           1,070                   40,339
Hydril                                         12,220(b)               734,055
Key Energy Services                            20,100(b)               277,782
Offshore Logistics                              2,430(b)                79,971
Premcor                                         8,700                  477,456
Pride Intl                                     56,100(b)             1,381,182
SEACOR Holdings                                 1,945(b)               122,438
Total                                                                7,093,393

Engineering & construction (0.6%)
Lennox Intl                                     2,380                   51,456
Michael Baker                                   1,029(b)                23,307
Perini                                         11,307(b)               180,460
Washington Group Intl                          18,800(b)               822,499
Total                                                                1,077,722

Environmental services (--%)
Duratek                                         2,806(b)                64,314

Finance companies (0.1%)
NASDAQ Stock Market                            23,400(b)               246,636

Financial services (1.8%)
Advanta Cl B                                   41,200                  997,864
BOK Financial                                   1,415(b)                57,407
CompuCredit                                     1,326(b)                39,674
Heidrick & Struggles Intl                       8,706(b)               297,223
Investment Technology Group                    33,600(b)               633,360
Providian Financial                            59,100(b)             1,013,564
Resource America Cl A                              60                    2,370
SWS Group                                       4,182                   75,527
WFS Financial                                   1,142(b)                57,454
Total                                                                3,174,443

Food (1.4%)
Darling Intl                                    5,165(b)                21,693
Hain Celestial Group                           16,300(b)               304,321
J & J Snack Foods                              17,100                  807,292
M&F Worldwide                                   6,388(b)                88,154
Nash Finch                                      8,818                  349,281
Pilgrim's Pride                                17,853                  678,057
Provide Commerce                                1,436(b)                41,177
Seaboard                                          198                  211,860
Total                                                                2,501,835

Furniture & appliances (1.7%)
Aaron Rents                                    10,333                  211,413
CompX Intl                                      1,236                   20,616
Furniture Brands Intl                          29,700                  689,931
Select Comfort                                 86,900(b)             1,790,141
Stanley Furniture                               1,490                   69,836
Stanley Works                                   6,687                  309,274
Total                                                                3,091,211

Health care products (9.1%)
Abgenix                                        58,400(b)               482,384
Alkermes                                       31,700(b)               370,256
Alpharma Cl A                                   1,674                   21,963
Amylin Pharmaceuticals                         31,200(b)               668,304
Anika Therapeutics                              7,440(b)                90,024
Arrow Intl                                     21,800                  735,532
Bausch & Lomb                                   2,573                  182,143
Bio-Rad Laboratories Cl A                      10,500(b)               513,555
Cephalon                                        6,758(b)               331,615
Ciphergen Biosystems                           82,500(b)               255,750
Closure Medical                                 9,000(b)               203,760
CNS                                             1,279                   21,717
Coherent                                        1,191(b)                36,147
Conmed                                         38,075(b)             1,127,400
CTI Molecular Imaging                          64,300(b)             1,055,163
Dade Behring Holdings                           7,349(b)               460,856
Edwards Lifesciences                            1,696(b)                72,945
Enzon Pharmaceuticals                          52,500(b)               564,375
First Horizon Pharmaceutical                    8,437(b)               138,704
Haemonetics                                    17,907(b)               742,782
HealthTronics                                  10,500(b)               103,845
Human Genome Sciences                          71,500(b)               797,940
ICU Medical                                    29,000(b)               887,980
Incyte                                         95,900(b)               837,207
Kensey Nash                                    23,049(b)               746,557
Kos Pharmaceuticals                            27,486(b)               913,635
Medicines                                      25,200(b)               587,160
Mettler-Toledo Intl                             4,046(b,c)             212,415
Noven Pharmaceuticals                          32,500(b)               536,900
Nutraceutical Intl                              6,502(b)               104,812
Par Pharmaceutical Companies                   17,200(b)               636,228
Respironics                                       614(b)                35,459
Sola Intl                                      13,094(b)               364,275
Taro Pharmaceuticals Inds                       6,400(b,c)             180,672
Techne                                          2,111(b)                71,964
Theragenics                                    50,000(b)               167,000
TriPath Imaging                                44,600(b)               335,392
USANA Health Sciences                           1,795(b)                79,913
Vital Signs                                       732                   30,071
ZOLL Medical                                    7,800(b)               236,028
Total                                                               15,940,828

Health care services (6.6%)
Alliance Imaging                               12,193(b)               138,025
Allscripts Healthcare Solutions                67,400(b)               903,160
Charles River Laboratories Intl                 7,060(b)               325,466
Connetics                                         336(b)                 8,316
Exelixis                                       75,082(b)               533,833
First Consulting Group                         48,300(b)               292,215
Genesis HealthCare                             36,026(b)             1,483,551
Humana                                         46,768(b)             1,555,972
Icon ADR                                       18,500(b,c)             661,560
Kindred Healthcare                                166(b)                 5,428
LCA-Vision                                     27,700                  801,084
Magellan Health Services                       14,880(b)               508,598
Manor Care                                     27,700                  943,739
Matria Healthcare                              22,650(b)               652,320
Molina Healthcare                                 257(b)                11,534
Option Care                                    27,900                  539,307
Owens & Minor                                  11,343                  316,583
PacifiCare Health Systems                         486(b)                30,851

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS SMALL CAP CORE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Health care services (cont.)
Per-Se Technologies                             5,529(b)               $83,598
QLT                                            45,500(b,c)             635,635
ResCare                                         4,520(b)                61,879
Sierra Health Services                          2,207(b)               135,863
SurModics                                         357(b)                11,478
Triad Hospitals                                26,100(b)             1,139,787
Total                                                               11,779,782

Home building (2.3%)
Centex                                         11,900                  756,721
Meritage Homes                                  3,483(b)               255,060
NVR                                             1,440(b)             1,140,840
Ryland Group                                   26,500                1,843,075
Total                                                                3,995,696

Household products (0.9%)
Chattem                                        10,806(b)               395,500
JAKKS Pacific                                  28,816(b)               569,692
Nature's Sunshine Products                        577                   11,119
Nu Skin Enterprises Cl A                       23,700                  529,221
UniFirst                                          593                   24,064
Total                                                                1,529,596

Industrial services (1.6%)
Applied Industrial Technologies                19,640                  556,205
Watsco                                         42,800                1,633,248
WESCO Intl                                     16,340(b)               587,096
Total                                                                2,776,549

Industrial transportation (2.4%)
Arkansas Best                                   2,652                  114,619
CNF                                            14,600                  669,702
EGL                                             5,315(b)               168,751
Forward Air                                     2,233(b)                98,877
Heartland Express                               6,473                  133,409
Kansas City Southern                            6,625(b)               129,983
Kirby                                           2,564(b)               113,457
Knight Transportation                           5,830                  153,970
Landstar System                                 6,350(b)               222,758
USF                                             2,896                  138,429
Vitran                                         28,400(b,c)             440,200
Wabash Natl                                    27,300(b)               736,281
Yellow Roadway                                 21,161(b)             1,222,048
Total                                                                4,342,484

Insurance (5.4%)
American Financial Group                       15,426                  470,339
First Acceptance                               12,800(b)               132,224
First American                                  2,791                  102,011
Fremont General                                28,342                  712,518
HCC Insurance Holdings                         39,200                1,470,000
Hilb Rogal & Hobbs                             37,000                1,269,470
Insurance Auto Auctions                            84(b)                 2,336
Ohio Casualty                                  99,900(b)             2,410,587
Protective Life                                13,648                  545,374
Reinsurance Group of America                   14,800                  675,620
Safety Insurance Group                          2,960                  109,727
Selective Insurance Group                       1,814                   83,462
UICI                                            3,249                   89,088
United Fire & Casualty                          2,165                   68,782
USI Holdings                                   95,500(b)             1,093,475
Zenith Natl Insurance                           8,179                  414,103
Total                                                                9,649,116

Leisure time & entertainment (0.9%)
Ambassadors Group                                 311                   10,366
Argosy Gaming                                     430(b)                19,853
Brunswick                                       5,707                  266,174
Churchill Downs                                11,900                  531,454
Handleman                                       5,672                  116,900
Intl Speedway Cl A                                926                   49,356
Polaris Inds                                    7,944                  554,412
Steinway Musical Instruments                    3,690(b)                99,925
Total                                                                1,648,440

Lodging & gaming (1.4%)
Alliance Gaming                                66,200(b)               734,820
Ameristar Casinos                               2,610                  127,838
Aztar                                          21,800(b)               647,678
Bluegreen                                       6,748(b)               166,541
La Quinta                                      86,500(b)               800,124
Total                                                                2,477,001

Machinery (2.3%)
AGCO                                           26,800(b)               521,796
American Science &
  Engineering                                   4,881(b)               217,888
Astec Inds                                     13,000(b)               241,150
Blount Intl                                     3,348(b)                57,351
Gardner Denver                                  1,939(b)                79,712
Global Power Equipment
  Group                                        71,800(b)               704,358
IHC Caland                                     16,346(c)             1,083,656
Kennametal                                     11,410                  560,003
LeCroy                                            595(b)                14,102
MTS Systems                                     9,974                  301,215
Nordson                                           714                   28,553
Regal-Beloit                                    1,516                   46,753
Sauer-Danfoss                                     562                   12,027
Terex                                           1,865(b)                84,298
Toro                                            2,383                  206,630
Total                                                                4,159,492

Media (3.8%)
4Kids Entertainment                            11,107(b)               217,031
ADVO                                           23,600                  865,412
Catalina Marketing                             45,042                1,213,881
Consolidated Graphics                           2,591(b)               134,862
Entravision Communications Cl A                43,300(b)               355,060
Grey Global Group                                 168                  189,971
John H Harland                                  9,828                  360,688
Playboy Enterprises Cl B                       58,000(b)               806,200
Regent Communications                         162,700(b)               820,008
RH Donnelley                                    9,488(b)               578,768
TiVo                                           87,400(b)               350,474
Valassis Communications                        21,300(b)               796,833
Total                                                                6,689,188

Metals (2.6%)
AK Steel Holding                               35,933(b)               630,624
Carpenter Technology                           11,000                  743,819
Century Aluminum                                9,700(b)               315,347
Cleveland-Cliffs                                6,300                  506,205
Gibraltar Inds                                 16,700                  411,989
Metal Management                               21,210                  628,452
Olympic Steel                                  15,173(b)               386,001
Oregon Steel Mills                             25,424(b)               740,093
Quanex                                            829                   48,787
Steel Dynamics                                  6,114                  272,318
Total                                                                4,683,635

Multi-industry (1.8%)
Actuant Cl A                                   26,600(b)             1,437,731
Administaff                                     1,088(b)                14,579
AMETEK                                          1,106                   42,404
EnPro Inds                                        233(b)                 6,508
GEO Group                                       1,137(b)                32,643
Global Imaging Systems                         18,042(b)               641,213
PDI                                             1,225(b)                24,512
Stratasys                                      27,000(b)               781,920
Vertrue                                         5,096(b)               198,183
Total                                                                3,179,693

Paper & packaging (0.7%)
Greif Cl A                                        963                   62,210
Louisiana-Pacific                              21,805                  572,817
Potlatch                                        5,077                  234,304
Silgan Holdings                                 5,251                  349,086
Total                                                                1,218,417

Real estate (0.3%)
CoStar Group                                   16,100(b)               592,963

Real estate investment trust (1.5%)
Associated Estates Realty                      13,865                  136,709
CBL & Associates Properties                     7,082                  527,680
Equity Lifestyle Properties                       635                   21,336
FelCor Lodging Trust                            5,150(b)                64,581
Innkeepers USA Trust                           25,265                  337,288
Mission West Properties                           529                    5,734
New Century Financial                           3,027                  153,529
Redwood Trust                                  12,200                  694,669
Taubman Centers                                 1,111                   31,841
Trizec Properties                               1,296                   23,263
Ventas                                         25,900                  668,738
Total                                                                2,665,368

Restaurants (1.2%)
CEC Entertainment                               5,113(b)               197,873
CKE Restaurants                                15,734(b)               242,933
Dave & Buster's                                38,986(b)               768,804
Famous Dave's of America                          940(b)                10,490
Jack in the Box                                20,012(b)               718,431
Ruby Tuesday                                    9,200                  222,456
Total                                                                2,160,987

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 -- AXP PARTNERS SMALL CAP CORE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Retail -- general (4.0%)
7-Eleven                                        4,779(b)              $120,048
Barnes & Noble                                 11,878(b)               405,752
BJ's Wholesale Club                             7,326(b)               223,956
Bon-Ton Stores                                  3,150                   54,212
Borders Group                                  33,400                  859,382
Charming Shoppes                               40,316(b)               310,836
Department 56                                   2,973(b)                49,114
Electronics Boutique Holdings                   6,795(b)               257,055
Finlay Enterprises                                611(b)                 7,375
Foot Locker                                    52,000                1,419,600
GameStop Cl B                                   5,500(b)               107,580
Goody's Family Clothing                        33,300                  312,687
Hollywood Entertainment                        46,570(b)               636,612
Movado Group                                    2,486                   46,289
Movie Gallery                                   2,484                   56,735
Pantry                                          7,042(b)               239,780
Party City                                      1,452(b)                18,077
PETCO Animal Supplies                          19,000(b)               673,360
Rent-A-Center                                  22,088(b)               573,184
Smart & Final                                   3,639(b)                47,307
Stage Stores                                   11,445(b)               441,319
Stein Mart                                      3,040(b)                63,262
Trans World Entertainment                      16,821(b)               235,999
Total                                                                7,159,521

Telecom equipment & services (2.2%)
CommScope                                      37,142(b)               562,330
FairPoint Communications                       27,100(b)               471,540
Nextel Partners Cl A                           22,100(b)               440,011
Premiere Global Services                       37,531(b)               382,066
Ubiquitel                                     147,887(b)             1,106,194
USA Mobility                                      820(b)                32,177
Westell Technologies Cl A                     152,300(b)               956,444
Total                                                                3,950,762

Textiles & apparel (0.9%)
Culp                                            1,310(b)                 8,122
Deckers Outdoor                                 4,180(b)               171,422
Hartmarx                                        8,160(b)                67,891
K-Swiss Cl A                                    3,875                  120,125
Quiksilver                                     25,200(b)               796,068
Warnaco Group                                  13,000(b)               310,960
Wolverine World Wide                            5,360                  119,260
Total                                                                1,593,848

Utilities -- electric (0.2%)
Allegheny Energy                                4,233(b)                80,131
Cleco                                           2,883                   58,496
El Paso Electric                                5,905(b)               117,923
PNM Resources                                     860                   22,566
Unisource Energy                                1,197                   36,185
WPS Resources                                     784                   40,862
Total                                                                  356,163

Utilities -- natural gas (1.7%)
Energen                                         9,876                  637,002
Natl Fuel Gas                                   7,973                  225,795
ONEOK                                          17,889                  524,148
UGI                                            35,787                1,601,468
Total                                                                2,988,413

Utilities -- telephone (0.7%)
Commonwealth Telephone Enterprises              7,122(b)               339,007
General Communication Cl A                     85,300(b)               795,849
Talk America Holdings                          18,426(b)               113,320
Tessco Technologies                             4,141(b)                63,606
Total                                                                1,311,782

Total common stocks
(Cost: $145,576,874)                                              $172,428,694

Short-term securities (2.8%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial paper
BNP Paribas North America
  03-01-05                2.60%              $800,000                 $799,942
General Electric Capital
  03-01-05                2.60              4,100,000                4,099,704

Total short-term securities
(Cost: $4,900,000)                                                  $4,899,646

Total investments in securities
(Cost: $150,476,874)(d)                                           $177,328,340

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2005, the value of foreign securities represented 3.0% of net assets.

(d) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $150,477,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $31,574,000
      Unrealized depreciation                                       (4,723,000)
                                                                    ----------
      Net unrealized appreciation                                  $26,851,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS SMALL CAP CORE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6237-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                      AXP(R) PARTNERS SMALL CAP VALUE FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Partners Small Cap Value Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (86.8%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (0.9%)
Aviall                                         65,700(b)            $1,839,600
Curtiss-Wright                                 30,800                1,710,940
DRS Technologies                               49,500(b)             2,044,845
Ducommun                                       46,003(b)               938,461
EDO                                            60,808                1,933,694
MTC Technologies                               64,451(b)             2,061,788
Total                                                               10,529,328

Airlines (1.7%)
Air France-KLM ADR                            286,770(c)             5,417,085
AirTran Holdings                              143,961(b)             1,148,809
Alaska Air Group                              217,000(b)             6,154,120
America West Holdings Cl B                    247,400(b,d)           1,212,260
Continental Airlines Cl B                     201,500(b)             2,158,065
ExpressJet Holdings                           145,500(b)             1,629,600
Frontier Airlines                              29,251(b)               247,171
SkyWest Airlines                              120,000                2,048,400
Total                                                               20,015,510

Automotive & related (1.6%)
American Axle & Mfg Holdings                   46,899                1,239,072
Exide Technologies                             56,100(b)               827,475
Goodyear Tire & Rubber                        152,700(b,d)           2,208,042
Hayes Lemmerz Intl                             48,900(b)               371,640
Lear                                           92,300                4,813,445
Lithia Motors Cl A                             23,700                  622,599
STRATTEC SECURITY                              24,000(b)             1,336,080
Tenneco Automotive                             85,402(b)             1,297,256
Visteon                                       569,000                3,817,990
Wescast Inds Cl A                              41,400(c)             1,020,096
Winnebago Inds                                 58,400                2,064,440
Total                                                               19,618,135

Banks and savings & loans (5.4%)
Alabama Natl BanCorporation                    29,111                1,815,071
Alliance Bankshares                            21,672(b)               376,009
Anchor BanCorp Wisconsin                       21,500                  591,035
Bancorp                                        90,945(b)             1,265,954
Bank Mutual                                   175,200                2,118,168
Bank of Hawaii                                126,000                5,735,520
BankUnited Financial Cl A                      66,629(b)             1,885,601
Berkshire Hills Bancorp                        22,590                  786,810
Brookline Bancorp                              82,907                1,258,528
Capitol Bancorp                                 7,000                  213,920
Cardinal Financial                             45,485(b)               465,766
Central Pacific Financial                      24,200                  866,360
Citizens Banking                               79,503                2,451,077
City Holding                                   19,000                  591,470
Columbia Banking System                        15,215                  362,117
Commercial Federal                             70,000                1,913,100
Corus Bankshares                               41,500                2,052,175
Fidelity Bankshares                            64,250                1,653,782
First BanCorp Puerto Rico                      23,000(c)             1,082,380
First Community Bancorp                        66,989                2,893,255
First Indiana                                  18,000                  453,600
First Midwest Bancorp                          52,100                1,778,173
First Niagara Financial Group                 240,735                3,295,662
First Oak Brook Bancshares                     15,510                  464,680
First Republic Bank                            22,800                1,210,680
Flagstar Bancorp                               75,500                1,551,525
Hancock Holding                                 7,700                  236,082
IBERIABANK                                     24,585                1,446,581
Independent Bank                               14,400                  436,032
IndyMac Bancorp                                50,450                1,815,696
Interchange Financial Services                 11,538                  201,453
KNBT Bancorp                                   52,000                  842,400
Main Street Banks                              36,269                1,160,608
Mercantile Bank                                11,600                  506,224
Millennium Bankshares                          55,341(b)               482,020
NetBank                                        91,062                  815,916
Pacific Continental                               702                   11,035
PFF Bancorp                                    77,764                3,273,864
Placer Sierra Bancshares                       33,360                  800,974
Prosperity Bancshares                          18,607                  513,739
Republic Bancorp                              126,670                1,843,049
Silicon Valley Bancshares                      41,700(b)             1,827,294
Southcoast Financial                           20,935(b)               502,440
Southwest Bancorp of Texas                     62,900                1,198,245
Sterling Bancorp                               21,986                  544,373
Sterling Bancshares                            71,600                1,044,644
Sun Bancorp                                    10,645(b)               260,803
Susquehanna Bancshares                         74,100                1,825,824
Texas United Bancshares                        22,151                  420,869
TierOne                                        30,500                  756,705
Trustmark                                      53,200                1,464,064
Umpqua Holdings                                51,900                1,240,929
United Community Banks                         33,974                  845,953
USB Holding                                     8,900                  199,004
West Coast Bancorp                              4,905                  120,663
Total                                                               65,769,901

Beverages & tobacco (0.2%)
Boston Beer Cl A                               53,600(b)             1,270,320
NuCO2                                          25,196(b)               608,231
Total                                                                1,878,551

Broker dealers (0.2%)
Affiliated Managers Group                      28,315(b)             1,833,679
optionsXpress Holdings                         20,456(b)               352,866
Total                                                                2,186,545

Building materials & construction (3.2%)
Comfort Systems USA                            38,479(b)               297,058
Drew Inds                                      49,000(b)             1,836,030
Eagle Materials                                17,500                1,461,775
ElkCorp                                        28,688                1,101,045
Florida Rock Inds                              46,675                2,995,135
Insituform Technologies Cl A                  312,300(b)             4,953,078
Royal Group Technologies                    1,812,100(b,c)          15,439,091
Simpson Mfg                                    82,000                2,831,460
Standard-Pacific                               22,785                1,822,800
Texas Inds                                     44,034                2,937,068
Tredegar                                       22,500                  389,250
Universal Forest Products                      36,197                1,417,113
USG                                            43,500(b,d)           1,374,165
Total                                                               38,855,068

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Cable (--%)
LodgeNet Entertainment                         17,300(b)              $305,345

Cellular telecommunications (0.2%)
Price Communications                          114,700(b)             2,049,689

Chemicals (1.8%)
Agrium                                        140,326(c)             2,539,901
Albemarle                                      56,869                2,161,022
Compass Minerals Intl                          68,900                1,722,500
FMC                                            51,600(b)             2,546,976
Minerals Technologies                          29,847                1,869,915
NL Inds                                        19,500                  427,050
Penford                                        32,466                  468,809
PolyOne                                       949,500(b)             8,640,449
Terra Inds                                    240,100(b)             1,964,018
Total                                                               22,340,640

Computer hardware (0.5%)
Agilysys                                      103,100                1,944,466
Hutchinson Technology                          97,508(b)             3,184,611
Insight Enterprises                            72,634(b)             1,292,885
Overland Storage                                5,300(b)                78,440
Total                                                                6,500,402

Computer software & services (5.1%)
3Com                                        1,424,000(b)             5,097,920
Agile Software                                 59,900(b)               410,914
Autobytel                                     236,752(b)             1,306,871
Brooktrout                                     75,200(b)               970,832
Ciber                                         104,600(b)               783,454
Citadel Security Software                     155,345(b)               278,068
EarthLink                                     167,700(b)             1,464,021
eFunds                                        142,500(b)             3,169,200
Foundry Networks                              184,400(b)             1,912,228
Intergraph                                     61,200(b)             1,821,924
Internet Security Systems                      28,800(b)               578,304
InterVideo                                    117,600(b)             1,493,520
iPass                                         162,800(b)               991,452
Keynote Systems                                30,300(b)               360,570
Lionbridge Technologies                       506,930(b)             3,036,511
MAXIMUS                                        69,700                2,360,042
Mentor Graphics                               600,400(b)             8,273,511
Mobility Electronics                           58,590(b)               427,707
NDCHealth                                      72,815                1,129,361
Neoware Systems                               112,600(b,d)           1,338,814
OPNET Technologies                             75,620(b)               567,906
Pegasus Solutions                              52,700(b)               628,184
Perot Systems Cl A                            247,700(b)             3,284,502
Pervasive Software                            257,100(b)             1,131,240
PLATO Learning                                 14,700(b)               114,219
PRG-Schultz Intl                              202,793(b)               938,932
Reynolds & Reynolds Cl A                      220,500                6,101,235
Rimage                                         71,800(b)             1,260,090
SM&A                                          132,800(b)             1,062,400
SPSS                                           37,100(b)               719,740
Sybase                                        104,000(b)             1,959,360
Take-Two Interactive Software                  70,387(b)             2,581,091
Transaction Systems
  Architects Cl A                             110,600(b)             2,585,828
Ulticom                                        45,100(b)               632,753
Ultimate Software Group                        82,292(b)             1,107,650
Verity                                         19,800(b)               234,630
Total                                                               62,114,984

Electronics (3.2%)
Anaren                                         34,800(b)               444,396
Audiovox Cl A                                  62,200(b)               927,402
Belden CDT                                     29,300                  703,786
Catalyst Semiconductor                         25,300(b)               123,970
CTS                                            66,500                  874,475
CyberOptics                                    27,323(b)               372,959
Entegris                                      141,400(b)             1,365,924
ESS Technology                                114,100(b)               643,524
Fairchild Semiconductor Intl                   70,600(b)             1,166,312
Franklin Electric                              25,771                1,010,739
GrafTech Intl                                 246,793(b)             2,280,367
Integrated Silicon Solution                   587,800(b)             3,750,164
IXYS                                           22,600(b)               233,684
KEMET                                         105,900(b)               865,203
Littelfuse                                    135,500(b)             4,406,460
LoJack                                         53,333(b)               689,062
LSI Inds                                       35,700                  399,126
Methode Electronics                            36,980                  413,806
Molecular Devices                              35,100(b)               729,027
Nu Horizons Electronics                       151,600(b)             1,056,652
OmniVision Technologies                        75,600(b,d)           1,527,876
Park Electrochemical                           36,800                  732,320
Paxar                                          79,300(b)             1,857,999
Power Integrations                              2,494(b)                52,973
Rofin-Sinar Technologies                       12,300(b)               450,795
ScanSource                                        819(b)                51,392
SYNNEX                                         13,900(b)               313,862
Tessera Technologies                           45,524(b)             1,854,648
Thomas & Betts                                 71,300(b)             2,216,004
TriQuint Semiconductor                        447,400(b)             1,543,530
TTM Technologies                              103,600(b)             1,115,772
Viisage Technology                            137,386(b,d)             796,839
Vishay Intertechnology                        296,200(b)             3,865,410
Total                                                               38,836,458

Energy (4.6%)
Chesapeake Energy                             369,400                8,012,286
Encore Acquisition                            236,200(b)            10,050,309
Frontier Oil                                   57,980                1,858,839
Houston Exploration                             3,600(b)               208,440
Magnum Hunter Resources                       111,300(b)             1,862,049
Murphy Oil                                     79,800                7,983,192
Parallel Petroleum                             61,324(b)               442,146
Petroleum Development                          10,449(b)               458,084
Remington Oil & Gas                            88,400(b)             2,945,488
South Jersey Inds                              26,947                1,505,529
St. Mary Land & Exploration                    58,500                2,976,480
Swift Energy                                   77,200(b)             2,099,068
Tesoro                                         59,400(b)             2,193,642
TETRA Technologies                             52,650(b)             1,648,472
USEC                                          383,500                5,675,800
Whiting Petroleum                             127,492(b)             5,392,912
Total                                                               55,312,736

Energy equipment & services (4.0%)
Cimarex Energy                                133,197(b)             5,417,122
Dril-Quip                                      28,800(b)               892,800
Edge Petroleum                                 66,300(b)             1,138,371
Energy Partners                                65,000(b)             1,680,250
Ensign Resource Service Group                 130,800(c)             3,075,900
Gulf Island Fabrication                        23,000                  553,610
Harvest Natural Resources                      51,200(b)               642,560
Holly                                          32,700                1,232,790
Hydril                                         22,544(b)             1,354,218
Lone Star Technologies                         12,800(b)               579,968
Offshore Logistics                             21,400(b)               704,274
Oil States Intl                                82,800(b)             1,742,112
Patterson-UTI Energy                           72,400                1,810,000
Range Resources                               214,262                5,407,973
RPC                                            63,100                1,646,910
SEACOR Holdings                                59,300(b)             3,732,935
Tidewater                                     236,100                9,743,847
Trican Well Service                            16,900(b,c)           1,103,735
Unit                                           75,900(b)             3,474,702
Universal Compression
  Holdings                                     16,600(b)               630,800
W-H Energy Services                            37,328(b)               985,459
Willbros Group                                 29,231(b,c)             628,467
Total                                                               48,178,803

Engineering & construction (0.5%)
Dycom Inds                                     24,700(b)               665,665
Granite Construction                           30,400                  808,944
Infrasource Services                           49,686(b)               610,641
Keith Companies                                79,200(b)             1,366,200
Lennox Intl                                    48,171                1,041,457
Modtech Holdings                              137,470(b)             1,168,495
Perini                                         31,600(b)               504,336
Total                                                                6,165,738

Environmental services (0.1%)
TRC Companies                                  28,305(b)               459,673
Waste Connections                              24,683(b)               841,197
Total                                                                1,300,870

Finance companies (0.5%)
Accredited Home
  Lenders Holding                              91,404(b)             3,657,988
Federal Agricultural Mtge Cl C                 12,200                  235,216
Financial Federal                              48,761                1,661,775
First Financial Bancorp                        28,900                  523,957
Total                                                                6,078,936

Financial services (0.5%)
Advanta Cl B                                   59,000                1,428,980
Cohen & Steers                                 40,100                  737,439
Investment Technology Group                    60,000(b)             1,131,000
Irwin Financial                                48,232                1,095,831
Knight Trading Group Cl A                     136,961(b)             1,432,612
LECG                                           27,640(b)               498,902
SWS Group                                      12,400                  223,944
Total                                                                6,548,708

Food (1.2%)
American Italian Pasta Cl A                   212,300(d)             5,732,100
Chiquita Brands Intl                           97,400                2,222,668
CoolBrands Intl                               166,800(b,c)           1,206,500
Hain Celestial Group                           43,746(b)               816,738
Sensient Technologies                         225,947                4,934,682
Total                                                               14,912,688

Furniture & appliances (1.4%)
Aaron Rents                                   100,618                2,058,644
American Woodmark                              49,600                1,825,776
Ethan Allen Interiors                          42,400                1,489,936

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Furniture & appliances (cont.)
Furniture Brands Intl                          80,100               $1,860,723
Hooker Furniture                               63,200                1,641,936
Natuzzi ADR                                   152,100(c)             1,671,579
Select Comfort                                 48,504(b)               999,182
Stanley Furniture                              46,900                2,198,203
Thomas Inds                                    67,400                2,701,393
Total                                                               16,447,372

Health care products (2.8%)
Abaxis                                         43,436(b)               479,533
Bruker BioSciences                             55,200(b)               205,896
Cell Therapeutics                             120,480(b,d)           1,190,342
CNS                                           103,200                1,752,336
Conceptus                                     138,743(b)             1,090,520
Endo Pharmaceuticals Holdings                  69,300(b)             1,561,329
Enzon Pharmaceuticals                          54,700(b)               588,025
First Horizon Pharmaceutical                  101,400(b)             1,667,016
Haemonetics                                   146,200(b)             6,064,377
Hi-Tech Pharmacal                              47,200(b)               750,008
Intuitive Surgical                             28,400(b)             1,339,060
Lexicon Genetics                              113,200(b)               645,240
Nutraceutical Intl                             97,664(b)             1,574,344
Par Pharmaceutical Companies                   14,700(b)               543,753
Perrigo                                       116,800                2,052,176
PSS World Medical                              86,579(b)             1,052,801
Renovis                                        68,518(b,d)             657,156
Serologicals                                   22,700(b)               548,659
Sola Intl                                     171,300(b)             4,765,566
STERIS                                         31,600(b)               782,100
Theragenics                                   116,800(b)               390,112
ThermoGenesis                                 163,066(b)               890,340
United Therapeutics                            19,658(b)               893,063
Viasys Healthcare                              66,200(b)             1,369,678
Vital Signs                                    21,700                  891,436
Total                                                               33,744,866

Health care services (2.5%)
Albany Molecular Research                      47,300(b)               463,540
Allscripts Healthcare Solutions                44,800(b)               600,320
Applera - Celera
  Genomics Group                               31,100(b)               345,521
Centene                                        15,000(b)               500,400
Coventry Health Care                               --(b)                    13
Cross Country Healthcare                       93,400(b)             1,428,086
Genesis HealthCare                            323,000(b)            13,301,141
Gentiva Health Services                        96,800(b)             1,630,112
Healthcare Services Group                      72,300                1,662,177
Horizon Health                                 74,600(b)             2,610,925
Molina Healthcare                              19,300(b)               866,184
Option Care                                    19,800                  382,734
Owens & Minor                                  27,500                  767,525
PAREXEL Intl                                   28,094(b)               629,867
Province Healthcare                            24,500(b)               565,460
Psychiatric Solutions                          12,405(b)               493,967
Radiologix                                    226,721(b)             1,063,321
U.S. Physical Therapy                         115,800(b)             1,582,986
United Surgical Partners Intl                  27,493(b)             1,128,863
Total                                                               30,023,142

Home building (0.5%)
Beazer Homes USA                               10,771                1,851,751
Monaco Coach                                   56,800                1,017,288
Technical Olympic USA                          60,600                1,837,392
WCI Communities                                40,119(b)             1,392,129
Total                                                                6,098,560

Household products (1.2%)
CSS Inds                                        9,600                  316,416
Elizabeth Arden                                96,904(b)             2,485,588
Helen of Troy                                  48,061(b,c)           1,361,568
Inter Parfums                                  61,500                  861,615
JAKKS Pacific                                  83,800(b)             1,656,726
Jarden                                         12,761(b)               555,231
Nature's Sunshine Products                     28,000                  539,560
Nautilus Group                                 25,300                  560,648
Nu Skin Enterprises Cl A                      120,400                2,688,532
Oneida                                        102,885(b)               267,501
Tupperware                                     82,900                1,698,621
Yankee Candle                                  60,800(b)             1,882,368
Total                                                               14,874,374

Industrial services (0.1%)
Applied Industrial Technologies                28,267                  800,521

Industrial transportation (3.2%)
Arkansas Best                                  29,000                1,253,380
ArvinMeritor                                   46,679                  787,008
Covenant Transport Cl A                       162,500(b)             3,352,375
DryShips                                       10,840(b,c)             242,274
Forward Air                                     5,648(b)               250,093
GATX                                           58,900                1,765,822
Heartland Express                              48,239                  994,206
Kirby                                         198,400(b)             8,779,200
Nordic American
  Tanker Shipping                              26,700(c,d)           1,496,535
OMI                                           113,971                2,385,413
Overnite                                       56,000                1,902,320
SCS Transportation                             72,661(b)             1,609,441
Sea Containers Cl A                           306,000(c)             6,380,100
Swift Transportation                           66,700(b)             1,582,124
Wabash Natl                                   204,002(b)             5,501,934
Total                                                               38,282,225

Insurance (4.0%)
Alfa                                           14,900                  215,007
Alleghany                                       3,502(b)               959,548
American Natl Insurance                        27,300                2,979,522
American Physicians Capital                    45,900(b)             1,674,891
AMERIGROUP                                     58,800(b)             2,343,768
AmerUs Group                                   28,800                1,386,144
Arch Capital Group                             13,300(b,c)             551,684
Argonaut Group                                 40,800(b)               958,392
Aspen Insurance Holdings                       63,700(c)             1,643,460
CNA Surety                                    105,700(b)             1,458,660
Donegal Group Cl A                             18,159                  433,455
Erie Indemnity Cl A                            15,800                  811,014
FBL Financial Group Cl A                      147,600                4,036,860
Hooper Holmes                                 241,700                1,070,731
Horace Mann Educators                          36,600                  686,616
Hub Intl                                       20,177(c)               398,294
Insurance Auto Auctions                        24,200(b)               673,002
LandAmerica Financial Group                    38,800                2,123,912
Navigators Group                               22,961(b)               688,830
NYMAGIC                                        19,427                  444,878
Ohio Casualty                                  76,100(b)             1,836,293
Phoenix Companies                              98,900(d)             1,267,898
Presidential Life                              31,600                  490,116
ProAssurance                                   85,654(b)             3,468,987
ProCentury                                     82,744                  917,631
PXRE Group                                    188,177(c)             4,892,602
Reinsurance Group of America                   17,400                  794,310
RLI                                            58,966                2,553,228
Scottish Re Group                              82,700(c)             1,935,180
StanCorp Financial Group                       22,852                1,990,181
Stewart Information Services                   29,300                1,171,707
UICI                                           78,000                2,138,760
Total                                                               48,995,561

Investment companies (0.4%)
Apollo Investment                              64,482                1,060,729
iShares Russell 2000
  Value Index Fund                             21,397(d)             4,053,876
Total                                                                5,114,605

Leisure time & entertainment (2.0%)
Arctic Cat                                     62,900                1,704,590
Argosy Gaming                                  18,159(b)               838,401
Atari                                         588,958(b)             1,572,518
Brunswick                                     169,400                7,900,815
Callaway Golf                                  97,000                1,301,740
Handleman                                      61,800                1,273,698
Head ADR                                      755,200(b,c)           2,786,688
K2                                             83,963(b)             1,203,190
Multimedia Games                              125,500(b)             1,253,745
Radica Games                                   81,350(c)               711,813
RC2                                            71,200(b)             2,202,216
Thor Inds                                      46,900                1,669,640
Total                                                               24,419,054

Lodging & gaming (1.7%)
Aztar                                          16,760(b)               497,940
Bluegreen                                      35,700(b)               881,076
Dover Downs Gaming &
  Entertainment                               135,900                1,719,135
Kerzner Intl                                  121,800(b,c)           7,787,892
La Quinta                                     214,100(b)             1,980,425
Lodgian                                       556,348(b)             6,676,176
Sunterra                                       49,600(b)               812,944
Total                                                               20,355,588

Machinery (4.3%)
Blyth                                          36,900                1,173,051
Flowserve                                     292,900(b)             7,319,571
Harsco                                        145,456                8,496,085
IDEX                                          206,300                8,148,850
Kaydon                                        207,600                6,518,640
Kennametal                                      5,200                  255,216
Key Technology                                 77,100(b)               754,038
Lawson Products                                11,500                  535,210
Lincoln Electric Holdings                      73,700                2,328,920
Lindsay Mfg                                    22,054                  512,535
Lydall                                        110,791(b)             1,257,478
MTS Systems                                     2,962                   89,452
Semitool                                      140,700(b)             1,468,908
Tennant                                         6,335                  248,966
Terex                                         295,389(b)            13,351,582
Total                                                               52,458,502

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Media (1.8%)
ADVO                                           46,964               $1,722,170
American Greetings Cl A                        82,400                2,029,512
Catalina Marketing                             71,600                1,929,620
Courier                                        18,600                  998,448
DoubleClick                                   233,700(b)             1,820,523
Entravision Communications
  Cl A                                         61,800(b)               506,760
Gray Television                                32,300                  469,642
John H Harland                                 50,800                1,864,360
Journal Register                               73,272(b)             1,278,596
Liberty                                        19,700                  861,875
Regent Communications                         154,566(b)               779,013
Valassis Communications                       185,800(b)             6,950,778
Total                                                               21,211,297

Metals (2.9%)
AK Steel Holding                              182,800(b)             3,208,140
Apex Silver Mines                              32,300(b,c,d)           609,824
Century Aluminum                              168,700(b)             5,484,437
Cleveland-Cliffs                                5,900                  474,065
Commercial Metals                              73,914                2,572,207
Eldorado Gold                                 209,500(b,c)             647,355
Gibraltar Inds                                 76,200                1,879,854
IPSCO                                          42,500(c)             2,268,650
Maverick Tube                                  36,200(b)             1,287,272
Mueller Inds                                  135,915                4,278,604
NS Group                                       40,100(b)             1,371,821
Oregon Steel Mills                             46,932(b)             1,366,191
Reliance Steel & Aluminum                      41,100                1,878,270
RTI Intl Metals                               197,000(b)             5,338,700
Ryerson Tull                                   18,200                  261,170
Schnitzer Steel Inds Cl A                      19,464                  790,628
Steel Dynamics                                 45,300                2,017,662
Total                                                               35,734,850

Multi-industry (2.4%)
Actuant Cl A                                   44,424(b)             2,401,117
AMN Healthcare Services                        50,563(b)               684,117
Anixter Intl                                   55,500                2,083,470
Baldor Electric                                23,260                  604,760
Brady Cl A                                    306,100               10,597,183
FTI Consulting                                101,800(b)             1,934,200
GEO Group                                       8,000(b)               229,680
Gladstone Capital                              20,900                  514,140
Imation                                        19,295                  663,555
ITT Educational Services                       48,289(b)             2,351,191
Jacuzzi Brands                                139,358(b)             1,435,387
Lancaster Colony                               28,400                1,210,124
Medical Staffing
  Network Holdings                            117,442(b)               765,722
SOURCECORP                                     13,400(b)               279,792
TeleTech Holdings                              67,900(b)               777,455
Woodward Governor                              27,700                2,027,363
Total                                                               28,559,256

Paper & packaging (1.1%)
AptarGroup                                     50,000                2,581,000
Caraustar Inds                                265,968(b)             3,800,683
Chesapeake                                    245,177                5,259,046
Ennis                                          29,300                  500,444
Louisiana-Pacific                              26,000                  683,020
Wausau-Mosinee Paper                           15,722                  237,088
Total                                                               13,061,281

Precious metals (0.7%)
Agnico-Eagle Mines                             93,700(c)             1,355,839
Glamis Gold                                    84,800(b,c)           1,475,520
Goldcorp                                       69,500(c)               950,065
Golden Star Resources                         219,400(b)               627,484
Hecla Mining                                  255,800(b)             1,442,712
Meridian Gold                                 103,200(b,c)           1,996,920
Minefinders                                    86,200(b,c)             622,364
Total                                                                8,470,904

Real estate (1.3%)
Jones Lang LaSalle                             40,600(b)             1,744,582
MI Developments Cl A                          302,300(c)             9,749,175
Wellsford Real Properties                     277,700(b)             4,012,765
Total                                                               15,506,522

Real estate investment trust (4.2%)
Acadia Realty Trust                            46,905                  745,790
Affordable Residential
  Communities                                  35,751                  432,587
Agree Realty                                   34,236                  939,778
AmeriVest Properties                           36,206                  228,098
BioMed Realty Trust                            38,690                  849,632
Brandywine Realty Trust                        25,648                  758,924
Capital Automotive                            124,261                4,137,890
Capital Trust Cl A                              9,700                  313,504
Catellus Development                           34,800                  960,828
Cedar Shopping Centers                         23,800                  339,864
Commercial Net Lease Realty                    77,419                1,460,897
Corporate Office
  Properties Trust                              8,778                  232,178
Correctional Properties Trust                  73,206                1,923,854
Cousins Properties                             57,500                1,559,975
Entertainment Properties Trust                 74,201                3,042,241
Equity Inns                                    99,000                1,105,830
Equity One                                     67,300                1,391,091
FelCor Lodging Trust                          124,400(b)             1,559,976
Gables Residential Trust                       17,260                  607,207
Getty Realty                                    9,800                  262,934
Hersha Hospitality Trust                        1,918                   22,537
Innkeepers USA Trust                          109,900                1,467,165
Investors Real Estate Trust                    37,700                  372,476
LaSalle Hotel Properties                       39,751                1,198,095
Lexington Corporate
  Properties Trust                            147,260                3,242,665
LTC Properties                                 33,800                  609,076
Maguire Properties                             67,500                1,765,125
MFA Mtge Investments                          134,279                1,134,658
Mission West Properties                        11,200                  121,408
Natl Health Investors                          35,500                  922,290
New Century Financial                          28,600                1,450,592
Omega Healthcare Investors                     92,733                1,066,430
Parkway Properties                             55,781                2,623,380
Post Properties                                18,927                  610,396
Prentiss Properties Trust                      49,077                1,722,112
RAIT Investment Trust                          77,260                2,074,431
Redwood Trust                                  11,300                  643,422
Senior Housing
  Properties Trust                            115,500                2,069,760
Spirit Finance                                 25,779(b)               285,631
Summit Properties                              84,859                2,664,573
Town & Country Trust                            4,144                  110,313
Trustreet Properties                           16,100                  284,970
U-Store-It Trust                               28,722                  471,902
Universal Health Realty
  Income Trust                                 21,400                  643,284
Total                                                               50,429,769

Restaurants (1.0%)
Buca                                          123,929(b)               856,349
California Pizza Kitchen                       38,886(b)               930,153
CBRL Group                                     32,600                1,395,606
CEC Entertainment                              36,900(b)             1,428,030
Jack in the Box                                56,800(b)             2,039,121
O`Charley's                                    62,300(b)             1,315,776
Ruby Tuesday                                   51,500                1,245,270
Ryan's Restaurant Group                       131,500(b)             1,767,360
Total Entertainment
  Restaurant                                   69,649(b)               754,995
Total                                                               11,732,660

Retail -- general (6.3%)
Advance Auto Parts                            127,700(b)             6,433,526
AnnTaylor Stores                               60,400(b)             1,338,464
Big Lots                                      181,415(b)             2,117,113
BJ's Wholesale Club                            14,500(b)               443,265
Brookstone                                    262,229(b)             3,833,788
Buckle                                         78,400                2,376,304
Build-A-Bear Workshop                          25,100(b)               858,671
Cato Cl A                                      82,600                2,456,524
Claire's Stores                                66,900                1,539,369
Cost Plus                                     100,300(b)             2,821,439
Deb Shops                                      83,200                2,362,880
Department 56                                  70,900(b)             1,171,268
Dillard's Cl A                                589,600               13,737,681
Dollar General                                209,100                4,439,193
Dress Barn                                     84,799(b)             1,600,157
Electronics Boutique Holdings                  34,700(b)             1,312,701
Fossil                                         60,239(b)             1,554,166
GameStop Cl A                                  29,100(b)               564,831
GameStop Cl B                                  42,400(b)               829,344
Gymboree                                      157,503(b)             1,888,461
Hughes Supply                                  45,800                1,403,770
Linens `N Things                               82,300(b)             2,213,047
Men's Wearhouse                               283,400(b)             9,967,179
Pier 1 Imports                                 98,400                1,795,800
School Specialty                               21,454(b)               808,816
Sharper Image                                  49,960(b)               776,378
ShopKo Stores                                  22,600(b)               395,726
Smart & Final                                  26,600(b)               345,800
Sonic Automotive                               11,100                  246,309
Talbots                                        24,200                  674,454
Too                                            34,200(b)               908,352
Trans World Entertainment                      41,600(b)               583,648
United Auto Group                              12,000                  334,560
Weis Markets                                   44,300                1,647,074
Zale                                           41,092(b)             1,222,487
Total                                                               77,002,545

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Telecom equipment & services (1.1%)
Alaska Communications
  Systems Group                                60,645                 $520,941
Catapult Communications                        21,400(b)               513,600
CommScope                                      93,700(b)             1,418,618
Digi Intl                                      44,100(b)               665,910
Ditech Communications                         161,372(b)             2,026,832
Iowa Telecommunications
  Services                                     27,253                  541,245
Orbital Sciences                               57,400(b)               600,978
Sycamore Networks                             716,700(b)             2,572,953
Valor Communications Group                     42,945(b)               670,371
West                                          129,535(b)             4,366,625
Total                                                               13,898,073

Textiles & apparel (1.2%)
Cherokee                                       26,300                  946,011
Cutter & Buck                                  64,800                1,014,120
K-Swiss Cl A                                  104,001                3,224,031
Kellwood                                       40,241                1,153,709
Kenneth Cole Productions                       45,300                1,314,153
Oakley                                         40,500                  544,320
Polo Ralph Lauren                              40,300                1,587,820
Russell                                        14,000                  253,260
Steven Madden                                  77,900(b)             1,455,172
Stride Rite                                   120,500                1,566,500
Wolverine World Wide                           90,850                2,021,413
Total                                                               15,080,509

Utilities -- electric (1.9%)
Avista                                         25,371                  462,767
Central Vermont Public Service                 10,129                  227,801
CH Energy Group                                18,100                  835,315
Cleco                                          82,282                1,669,502
CMS Energy                                     26,200(b)               318,068
El Paso Electric                              129,994(b)             2,595,980
MGE Energy                                      6,139                  219,838
Otter Tail                                     28,700                  725,536
PNM Resources                                  64,117                1,682,430
Reliant Energy                                750,000(b)             8,992,500
Sierra Pacific Resources                      309,400(b,d)           3,087,812
UIL Holdings                                   21,800                1,092,180
Westar Energy                                  38,002                  873,286
Total                                                               22,783,015

Utilities -- natural gas (1.3%)
AGL Resources                                  53,357                1,847,219
Atmos Energy                                  123,119                3,394,392
Energen                                        15,582                1,005,039
Northwest Natural Gas                          62,701                2,284,197
Piedmont Natural Gas                           74,029                1,729,317
Southern Union                                 34,927(b)               885,759
Southwest Gas                                  27,900                  699,732
Syntel                                         34,300                  652,043
WGL Holdings                                  100,326                3,080,008
Total                                                               15,577,706

Utilities -- telephone (0.1%)
Cincinnati Bell                               212,739(b)               936,052
CT Communications                              28,600                  318,890
Total                                                                1,254,942

Total common stocks
(Cost: $911,159,684)                                            $1,051,416,734

Preferred stock & other (0.2%)
Issuer                                         Shares                 Value(a)

Air France ADR
   Warrants                                   260,700(b,c)            $255,486
United Fire & Casualty
  6.38% Cv Series A                            50,500                1,943,240

Total preferred stock & other
(Cost: $1,263,500)                                                  $2,198,726

Bond (--%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Mueller Inds
  11-01-14                6.00%              $492,000                 $485,850

Total bond
(Cost: $492,000)                                                      $485,850

Short-term securities (15.1%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Commercial paper
Alpine Securitization
  03-01-05                2.60%           $23,300,000              $23,298,317
BNP Paribas North America
  03-01-05                2.60              1,400,000                1,399,899
Chariot Funding LLC
  03-21-05                2.53             10,000,000                9,985,242
Citigroup Global Markets Holdings
  03-01-05                2.60             22,600,000               22,598,368
Delaware Funding LLC
  03-16-05                2.53             10,000,000                9,988,756
Falcon Asset Securitization
  03-28-05                2.61             11,000,000               10,977,755
General Electric Capital
  03-01-05                2.60             26,000,000               25,998,122
Morgan Stanley & Co
  03-01-05                2.60             27,700,000               27,698,000
Norddeutsche Landesbank Girozentrale
  04-19-05                2.60             15,000,000               14,946,107
Nordea Bank
  04-18-05                2.65             15,000,000               14,946,099
Park Avenue Receivables
  03-01-05                2.53             11,000,000               10,999,227
Windmill Funding
  04-11-05                2.65             10,000,000                9,969,200

Total short-term securities
(Cost: $182,816,982)                                              $182,805,092

Total investments in securities
(Cost: $1,095,732,166)(f)                                       $1,236,906,402

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Feb. 28, 2005, the value of foreign securities represented 6.9% of net assets.

(d)   At Feb. 28, 2005 security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.6% of net assets. 13.5% of net assets is the Fund's cash equivalent position.

(f) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $1,095,732,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $170,717,000
      Unrealized depreciation                                      (29,543,000)
                                                                   -----------
      Net unrealized appreciation                                 $141,174,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6239-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                           AXP(R) PARTNERS VALUE FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Partners Value Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.0%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (0.7%)
Honeywell Intl                                 92,906               $3,527,641

Automotive & related (1.4%)
Eaton                                          99,690                6,953,378

Banks and savings & loans (6.2%)
Bank of America                               103,770                4,840,871
Bank of New York                              215,320                6,513,430
Marshall & Ilsley                              49,040                1,985,630
Mellon Financial                              238,300                6,834,443
US Bancorp                                     75,600                2,249,100
Wachovia                                       81,800                4,336,218
Wells Fargo & Co                               64,500                3,830,010
Total                                                               30,589,702

Beverages & tobacco (1.9%)
Diageo ADR                                     19,600(c)             1,122,492
PepsiCo                                       147,700                7,955,122
Total                                                                9,077,614

Broker dealers (3.6%)
JPMorgan Chase & Co                           318,196               11,630,064
Merrill Lynch & Co                            104,200                6,104,036
Total                                                               17,734,100

Cable (1.9%)
Comcast Special Cl A                          287,990(b)             9,175,361

Chemicals (4.4%)
EI du Pont de Nemours & Co                    212,300               11,315,590
Pall                                            6,000                  162,420
Potash                                         44,500(c)             3,952,490
Praxair                                       139,400                6,249,302
Total                                                               21,679,802

Computer hardware (2.4%)
Apple Computer                                 77,000(b)             3,454,220
EMC                                           483,635(b)             6,122,819
Hewlett-Packard                               114,100                2,373,280
Total                                                               11,950,319

Computer software & services (1.3%)
Microsoft                                     244,300                6,151,474

Electronics (2.7%)
Solectron                                     859,660(b)             4,255,317
Texas Instruments                              63,900                1,691,433
Xerox                                         471,200(b)             7,350,720
Total                                                               13,297,470

Energy (6.3%)
Exxon Mobil                                   488,000               30,895,280

Energy equipment & services (3.5%)
Baker Hughes                                  150,700                7,125,096
GlobalSantaFe                                  47,100                1,766,250
Schlumberger                                  107,849                8,137,207
Total                                                               17,028,553

Environmental services (0.9%)
Waste Management                              158,700                4,640,388

Finance companies (1.6%)
Citigroup                                     165,500                7,897,660

Financial services (1.1%)
Goldman Sachs Group                            27,100                2,948,480
MBNA                                          104,000                2,638,480
Total                                                                5,586,960

Food (3.7%)
Archer-Daniels-Midland                         67,700                1,631,570
Campbell Soup                                  33,204                  919,751
HJ Heinz                                       82,175                3,093,067
Kellogg                                        45,300                1,993,200
Kraft Foods Cl A                              311,593               10,422,786
Total                                                               18,060,374

Health care products (11.3%)
Baxter Intl                                   209,115                7,457,041
Bristol-Myers Squibb                          142,200                3,559,266
GlaxoSmithKline ADR                            84,160(c)             4,058,195
Guidant                                        10,500                  770,595
MedImmune                                     118,184(b)             2,845,871
Merck & Co                                    165,100                5,233,670
Novartis ADR                                  177,400(c,d)           8,864,678
Pfizer                                        278,700                7,327,023
Schering-Plough                               306,755                5,813,007
Wyeth                                         232,600                9,494,732
Total                                                               55,424,078

Health care services (1.2%)
Cardinal Health                               102,400                5,995,520

Household products (3.4%)
Clorox                                         60,528                3,634,101
Gillette                                       96,545                4,851,386
Kimberly-Clark                                 70,000                4,618,600
Newell Rubbermaid                             155,900                3,475,011
Total                                                               16,579,098

Industrial transportation (3.6%)
Canadian Natl Railway                          84,905(c)             5,259,016
CSX                                            51,245                2,116,931
Union Pacific                                  86,800                5,507,459
United Parcel Service Cl B                     64,169                4,972,456
Total                                                               17,855,862

Insurance (2.8%)
American Intl Group                            94,813                6,333,508
CIGNA                                          56,995                5,175,146
Hartford Financial Services Group              31,000                2,230,450
Total                                                               13,739,104

Leisure time & entertainment (0.6%)
Viacom Cl B                                    80,200                2,798,980

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP PARTNERS VALUE FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                        Shares                  Value(a)

Machinery (5.3%)
Caterpillar                                    42,800               $4,068,140
Deere & Co                                    200,700               14,271,778
Illinois Tool Works                            30,463                2,734,054
Parker Hannifin                                74,833                4,924,011
Total                                                               25,997,983

Media (3.7%)
Clear Channel
  Communications                              126,947                4,224,796
Tribune                                       119,505                4,867,439
Walt Disney                                   330,300                9,228,582
Total                                                               18,320,817

Metals (1.1%)
Alcoa                                         171,300                5,502,156

Multi-industry (5.9%)
Emerson Electric                               58,600                3,886,352
General Electric                              368,200               12,960,640
Monsanto                                       79,039                4,645,912
Tyco Intl                                     221,300(c)             7,409,124
Total                                                               28,902,028

Paper & packaging (2.3%)
Intl Paper                                    298,700               11,156,445

Precious metals (1.7%)
Newmont Mining                                186,000                8,373,720

Retail -- drugstores (0.9%)
CVS                                            84,700                4,220,601

Retail -- general (1.1%)
Federated Dept Stores                          10,900                  615,305
Gap                                           114,827                2,449,260
Target                                         43,300                2,200,506
Total                                                                5,265,071

Retail -- grocery (1.3%)
Kroger                                        344,729(b)             6,201,675

Telecom equipment & services (1.5%)
Motorola                                      482,200                7,551,252

Textiles & apparel (0.9%)
Nike Cl B                                      51,765                4,500,967

Utilities -- electric (0.5%)
Progress Energy                                52,100                2,258,014

Utilities -- telephone (3.3%)
SBC Communications                            216,180                5,199,129
Sprint                                        100,300                2,375,104
Verizon Communications                        235,800                8,481,726
Total                                                               16,055,959

Total common stocks
(Cost: $388,877,816)                                              $470,945,406

Short-term securities (4.9%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper
BNP Paribas North America
  03-01-05                2.60%           $18,900,000              $18,898,635
Norddeutsche Landesbank Girozentrale
  04-19-05                2.60              5,000,000                4,982,036

Total short-term securities
(Cost: $23,881,965)                                                $23,880,671

Total investments in securities
(Cost: $412,759,781)(f)                                           $494,826,077

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2005, the value of foreign securities represented 6.3% of net assets.

(d)   At Feb. 28, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.1% of net assets. 3.8% of net assets is the Fund's cash equivalent position.

(f) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $412,760,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 92,716,000
      Unrealized depreciation                                      (10,650,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 82,066,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2   --   AXP PARTNERS VALUE  FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6238-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP PARTNERS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 28, 2005